UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5867

Oppenheimer Multi-State Municipal Trust

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices)  (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 4/30/2017

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS April 30, 2017 Unaudited

Principal Amount		Coupon		Maturity	Value
Municipal Bonds and Notes—104.0%
New Jersey—67.9%
$1,000,000	Atlantic County, NJ Improvement Authority (Stockton University)[1]	5.000%		07/01/2034	$1,119,300
190,000	Bayonne, NJ Parking Authority[1]	5.000		06/15/2027	188,070
1,000,000	Camden County, NJ Improvement Authority (Cooper Health System)[1]	5.000		02/15/2033	1,058,330
1,000,000	Camden County, NJ Improvement Authority (Cooper Health System)[1]	5.000		02/15/2034	1,055,900
1,000,000	Camden County, NJ Improvement Authority (Cooper Health System)[1]	5.000		02/15/2035	1,052,860
2,000,000	Casino Reinvestment Devel. Authority of NJ1	5.000		11/01/2031	2,156,840
60,000	Casino Reinvestment Devel. Authority of NJ1	5.250		06/01/2017	60,192
1,665,000	Casino Reinvestment Devel. Authority of NJ1	5.250		01/01/2024	1,670,295
3,000,000	Casino Reinvestment Devel. Authority of NJ1	5.250		11/01/2039	3,030,570
3,000,000	Casino Reinvestment Devel. Authority of NJ1	5.250		11/01/2044	3,015,690
395,000	Casino Reinvestment Devel. Authority of NJ (Hotel Room Fee)[1]	5.000		01/01/2025	396,165
175,000	Casino Reinvestment Devel. Authority of NJ (Hotel Room Fee)[1]	5.250		01/01/2018	175,556
760,000	Casino Reinvestment Devel. Authority of NJ (Hotel Room Fee)[1]	5.250		01/01/2022	762,341
1,000,000	Casino Reinvestment Devel. Authority of NJ (Luxury Tax)[1]	5.000		11/01/2028	1,096,430
140,000	Essex County, NJ Improvement Authority (Newark)[1]	5.125		04/01/2029	140,167
250,000	Essex County, NJ Improvement Authority (Newark)[1]	6.250		11/01/2030	265,292
140,000	Garden State Preservation Trust, NJ Open Space & Farmland Preservation	3.565	[2]	11/01/2026	102,796
1,000,000	Hudson County, NJ Improvement Authority[1]	6.000		01/01/2040	1,095,420
1,500,000	Hudson County, NJ Improvement Authority (Lincoln Park Golf Course)[1]	5.000		06/01/2035	1,620,675
1,250,000	Hudson County, NJ Improvement Authority (Lincoln Park Golf Course)[1]	5.000		06/01/2038	1,346,550
2,655,000	Hudson County, NJ Improvement Authority (Lincoln Park Golf Course)[1]	5.500		06/01/2041	2,991,840
315,000	Middlesex County, NJ Improvement Authority (Heldrich Center Hotel)	5.000		01/01/2020	301,896
1,100,000	Middlesex County, NJ Improvement Authority (Heldrich Center Hotel)	5.125		01/01/2037	801,966
20,000	Middlesex County, NJ Improvement Authority (South Plainfield Urban Renewal)[1]	5.500		09/01/2030	20,066
10,000	Neptune City, NJ Hsg. Authority[1]	6.000		04/01/2019	10,025
445,000	New Brunswick, NJ Parking Authority[1]	5.000		09/01/2027	500,055
605,000	New Brunswick, NJ Parking Authority[1]	5.000		09/01/2029	675,464
430,000	Newark, NJ GO1	5.000		07/15/2029	454,656
3,000,000	Newark, NJ GO1	5.000		07/15/2029	3,172,020
315,000	Newark, NJ Hsg. Authority (Port Newark Marine Terminal Rental)[1]	5.000		01/01/2032	360,266
5,000,000	Newark, NJ Hsg. Authority (Secured Police Facility)[1]	5.000		12/01/2038	5,567,650
500,000	NJ Building Authority[1]	5.000		06/15/2027	570,680

1      OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New Jersey (Continued)
$1,000,000	NJ Building Authority[1]	5.000%		06/15/2028	$1,128,600
500,000	NJ Building Authority[1]	5.000		06/15/2029	559,750
2,095,000	NJ EDA[1]	5.000		06/15/2028	2,229,541
750,000	NJ EDA[1]	5.000		06/15/2029	794,370
3,000,000	NJ EDA[1]	5.000		06/15/2035	3,023,760
3,000,000	NJ EDA[1]	5.000		06/15/2036	3,019,740
3,100,000	NJ EDA (Cranes Mill)[1]	5.100		06/01/2027	3,102,108
100,000	NJ EDA (Dept. of Human Services)[1]	6.250		07/01/2024	101,881
1,525,000	NJ EDA (Drew University)[1]	5.250		07/01/2021	1,712,758
16,525,000	NJ EDA (Hamilton Care)[1]	6.650		11/01/2037	17,169,475
3,050,000	NJ EDA (Harrogate)[1]	5.875		12/01/2026	3,040,301
10,000	NJ EDA (Hillcrest Health Service)	7.243	[2]	01/01/2018	9,916
90,000	NJ EDA (Metromall Urban Renewal)[1]	6.500		04/01/2031	90,124
100,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.000		07/01/2023	102,354
60,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.000		07/01/2029	61,412
195,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.000		07/01/2034	199,590
1,040,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.250		07/01/2017	1,045,190
505,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.250		07/01/2031	517,857
260,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.250		07/01/2033	266,620
2,500,000	NJ EDA (MSU Student Hsg.)[1]	5.750		06/01/2031	2,709,175
135,000	NJ EDA (Municipal Rehabilitation)[1]	5.000		04/01/2028	135,425
5,320,000	NJ EDA (New Jersey American Water Company)[1]	5.600		11/01/2034	5,803,216
4,350,000	NJ EDA (New Jersey American Water Company)[1]	5.700		10/01/2039	4,739,020
50,000	NJ EDA (New Jersey Transit Corp.)[1]	5.750		12/15/2017	50,188
15,000	NJ EDA (New Jersey Transit Corp.)[1]	5.750		12/15/2017	15,057
800,000	NJ EDA (Newark Downtown District Management Corp.)[1]	5.125		06/15/2027	802,136
1,400,000	NJ EDA (Newark Downtown District Management Corp.)[1]	5.125		06/15/2037	1,402,520
650,000	NJ EDA (Paterson Charter School Science & Technology)[1]	6.000		07/01/2032	651,209
1,900,000	NJ EDA (Paterson Charter School Science & Technology)[1]	6.100		07/01/2044	1,870,075
1,500,000	NJ EDA (Paterson Charter School)[1]	5.000		07/01/2032	1,349,040
2,500,000	NJ EDA (Paterson Charter School)[1]	5.300		07/01/2044	2,185,250
500,000	NJ EDA (Provident Group-Kean Properties)[1]	5.000		07/01/2037	537,725
850,000	NJ EDA (Rutgers University)[1]	5.000		06/15/2038	948,557
1,000,000	NJ EDA (School Facilities)[1]	5.250		09/01/2026	1,052,420
50,000	NJ EDA (St. Barnabas Medical Center)	6.743	[2]	07/01/2018	49,144
65,000	NJ EDA (St. Barnabas Medical Center)	6.827	[2]	07/01/2021	58,704
25,000	NJ EDA (St. Barnabas Medical Center)	7.147	[2]	07/01/2020	23,315
110,000	NJ EDA (State Office Buildings)[1]	5.000		06/15/2020	110,359
3,200,000	NJ EDA (Team Academy Charter School)[1]	6.000		10/01/2043	3,493,024
10,000,000	NJ EDA (The Goethals Bridge Replacement)[1]	5.375		01/01/2043	11,120,200
1,500,000	NJ EDA (UMM Energy Partners)[1]	5.000		06/15/2037	1,548,855
1,250,000	NJ EDA (UMM Energy Partners)[1]	5.125		06/15/2043	1,289,125
125,000	NJ Educational Facilities Authority (Drew University)[1]	5.250		07/01/2019	134,238
2,735,000	NJ Educational Facilities Authority (Georgian Court University)[1]	5.000		07/01/2033	2,743,260

2      OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
New Jersey (Continued)
$875,000	NJ Educational Facilities Authority (Georgian Court University)[1]	5.250%		07/01/2027	$880,644
2,115,000	NJ Educational Facilities Authority (Higher Education)[1]	5.000		06/15/2026	2,208,843
120,000	NJ Educational Facilities Authority (Kean University)[1]	5.250		09/01/2029	129,228
870,000	NJ Educational Facilities Authority (New Jersey City University)[1]	5.000		07/01/2030	1,007,869
5,000	NJ Educational Facilities Authority (Public Library)[1]	5.000		09/01/2022	5,016
30,000	NJ Educational Facilities Authority (Richard Stockton College)[1]	5.125		07/01/2028	31,489
1,000,000	NJ Educational Facilities Authority (Rider University)[1]	5.000		07/01/2037	1,051,000
2,025,000	NJ Educational Facilities Authority (Stockton University)[1]	5.000		07/01/2041	2,169,484
3,000,000	NJ Health Care Facilities Financing Authority (Barnabas Health)[1]	5.000		07/01/2044	3,271,260
5,085,000	NJ Health Care Facilities Financing Authority (Catholic Health East)[1]	5.000		11/15/2033	5,570,058
750,000	NJ Health Care Facilities Financing Authority (Hebrew Old Age Center of Atlantic City)[1]	5.300		11/01/2026	701,025
450,000	NJ Health Care Facilities Financing Authority (Hebrew Old Age Center of Atlantic City)[1]	5.375		11/01/2036	387,977
230,000	NJ Health Care Facilities Financing Authority (Hospital Asset Transformation)[1]	5.250		10/01/2038	231,651
65,000	NJ Health Care Facilities Financing Authority (Hospital Asset Transformation)[1]	5.250		10/01/2038	69,013
3,480,000	NJ Health Care Facilities Financing Authority (IH/ IMCW/IMCtr Obligated Group)[1]	5.000		07/01/2046	3,806,389
1,500,000	NJ Health Care Facilities Financing Authority (Kennedy Health System)[1]	5.000		07/01/2031	1,635,240
500,000	NJ Health Care Facilities Financing Authority (SJHS/ SJH&MC Obligated Group)[1]	5.000		07/01/2036	542,055
10,000,000	NJ Health Care Facilities Financing Authority (SJHS/ SJH&MC/GPD/GPDH/SJRC/HviewA/HsideA/Hhouse/ SJHlth/200HPC/SJWC/SJWHF Obligated Group)[1]	6.625		07/01/2038	10,658,300
15,000	NJ Health Care Facilities Financing Authority (St. Barnabas Corp.)	6.615	[2]	07/01/2017	14,975
1,960,000	NJ Health Care Facilities Financing Authority (St. Luke’s Warren Hospital)[1]	5.000		08/15/2034	2,150,296
2,000,000	NJ Health Care Facilities Financing Authority (University Hospital)[1]	5.000		07/01/2046	2,164,260
125,000	NJ Health Care Facilities Financing Authority (Virtua Health/Virtua Memorial Hospital Burlington County Obligated Group)[1]	5.750		07/01/2033	136,014
2,270,000	NJ Higher Education Assistance Authority[1]	5.500		12/01/2025	2,488,011
70,000	NJ Higher Education Assistance Authority[1]	5.750		12/01/2029	76,301
11,190,000	NJ Higher Education Student Assistance Authority (Student Loans)[1]	6.125		06/01/2030	11,585,902
3,285,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)[3]	4.625		10/01/2027	3,289,787
915,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)[3]	5.000		10/01/2037	922,162
20,000	NJ Hsg. & Mtg. Finance Agency, Series AA1	6.150		10/01/2023	20,762

3      OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New Jersey (Continued)
$15,000	NJ Hsg. & Mtg. Finance Agency, Series AA1	6.375%		10/01/2028	$15,464
9,580,000	NJ Tobacco Settlement Financing Corp.[1]	5.000		06/01/2041	9,429,211
13,125,000	NJ Tobacco Settlement Financing Corp.	5.477	[2]	06/01/2041	3,478,125
2,000,000	NJ Transportation Trust Fund Authority[1]	5.000		06/15/2031	2,042,280
1,625,000	NJ Transportation Trust Fund Authority[1]	5.000		06/15/2038	1,632,199
5,000,000	NJ Transportation Trust Fund Authority[1]	5.500		06/15/2041	5,152,050
9,500,000	NJ Transportation Trust Fund Authority[1]	5.875		12/15/2038	10,013,570
4,518,000	NJ Transportation Trust Fund Authority[1]	6.000		06/15/2035	4,863,988
5,000,000	NJ Turnpike Authority[1]	5.000		01/01/2034	5,622,450
5,000,000	NJ Turnpike Authority[1]	5.000		01/01/2038	5,595,400
6,330,000	Rutgers State University NJ3	5.000		05/01/2029	7,258,937
5,380,000	Rutgers State University NJ3	5.000		05/01/2030	6,138,903
4,000,000	Rutgers State University NJ3	5.000		05/01/2038	4,455,440
1,350,000	South Jersey, NJ Port Corp. (Marine Terminal)[1]	5.000		01/01/2039	1,355,562
3,650,000	South Jersey, NJ Transportation Authority[1]	5.000		11/01/2039	3,923,896
55,000	Union County, NJ Improvement Authority (Linden Airport)[1]	5.000		03/01/2028	55,161
5,000	Wanaque Valley, NJ Regional Sewerage Authority[1]	5.750		09/01/2018	5,130
40,000	West Milford Township, NJ (Municipal Utilities Authority)[1]	5.375		08/01/2031	40,094
					248,115,478

New York—5.2%
2,689,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750		12/01/2022	2,722,075
8,685,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750		12/01/2025	8,791,826
5,100,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500		12/01/2028	5,185,680
1,705,000	Port Authority NY/NJ (KIAC)[1]	6.750		10/01/2019	1,734,496
450,000	Port Authority NY/NJ, 152nd Series[1]	5.750		11/01/2030	470,943
					18,905,020

U.S. Possessions—30.9%
10,000	Guam Hsg. Corp. (Single Family Mtg.)[1]	5.750		09/01/2031	10,400
125,000	Guam Power Authority, Series A1	5.000		10/01/2024	141,794
250,000	Guam Power Authority, Series A1	5.000		10/01/2030	279,300
65,000	Northern Mariana Islands Commonwealth, Series A1	5.000		06/01/2017	64,977
3,365,000	Northern Mariana Islands Commonwealth, Series A1,[4]	5.000		06/01/2030	2,852,746
2,105,000	Northern Mariana Islands Ports Authority, Series A1	6.250		03/15/2028	1,832,129
2,525,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2038	2,096,204
3,825,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375		05/15/2033	3,839,152
17,900,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500		05/15/2039	17,926,850
19,195,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625		05/15/2043	19,206,709
2,150,000	Puerto Rico Commonwealth GO5	5.250		07/01/2037	1,316,875
2,795,000	Puerto Rico Commonwealth GO5	5.500		07/01/2039	1,725,912
8,350,000	Puerto Rico Commonwealth GO5	5.750		07/01/2036	5,093,500
3,205,000	Puerto Rico Commonwealth GO5	5.750		07/01/2041	1,939,025
5,000,000	Puerto Rico Commonwealth GO5	6.000		07/01/2029	3,118,750
6,085,000	Puerto Rico Commonwealth GO5	6.000		07/01/2039	3,803,125
3,000,000	Puerto Rico Commonwealth GO5	6.500		07/01/2040	1,905,000

4      OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$168,097	Puerto Rico Electric Power Authority	10.000%		07/01/2019	$140,658
168,096	Puerto Rico Electric Power Authority	10.000		07/01/2019	140,657
165,099	Puerto Rico Electric Power Authority	10.000		01/01/2021	138,149
165,099	Puerto Rico Electric Power Authority	10.000		07/01/2021	138,149
55,033	Puerto Rico Electric Power Authority	10.000		01/01/2022	46,050
55,033	Puerto Rico Electric Power Authority	10.000		07/01/2022	46,050
1,700,000	Puerto Rico Electric Power Authority, Series A6	5.000		07/01/2029	1,209,125
1,990,000	Puerto Rico Electric Power Authority, Series A6	5.000		07/01/2042	1,405,437
45,000	Puerto Rico Electric Power Authority, Series A6	5.050		07/01/2042	31,781
3,000,000	Puerto Rico Electric Power Authority, Series A6	7.000		07/01/2043	2,141,250
3,000,000	Puerto Rico Electric Power Authority, Series AAA[6]	5.250		07/01/2028	2,133,750
5,000,000	Puerto Rico Electric Power Authority, Series AAA[6]	5.250		07/01/2030	3,550,000
550,000	Puerto Rico Electric Power Authority, Series AAA[6]	5.250		07/01/2031	389,125
50,000	Puerto Rico Electric Power Authority, Series CCC[6]	5.000		07/01/2021	35,563
90,000	Puerto Rico Electric Power Authority, Series CCC[6]	5.000		07/01/2025	64,012
100,000	Puerto Rico Electric Power Authority, Series TT6	5.000		07/01/2023	71,125
80,000	Puerto Rico Electric Power Authority, Series TT6	5.000		07/01/2037	56,600
395,000	Puerto Rico Electric Power Authority, Series XX6	5.250		07/01/2035	279,462
750,000	Puerto Rico Highway & Transportation Authority[7],[8]	5.750		07/01/2020	451,875
575,000	Puerto Rico Infrastructure[5]	5.000		07/01/2027	80,500
4,750,000	Puerto Rico Infrastructure[5]	5.000		07/01/2037	665,000
2,610,000	Puerto Rico Infrastructure[7]	5.000		07/01/2041	365,400
975,000	Puerto Rico Infrastructure[9]	6.995	[2]	07/01/2035	334,708
3,000,000	Puerto Rico Infrastructure5,[8]	7.046	[2]	07/01/2042	358,440
400,000	Puerto Rico Infrastructure (Mepsi Campus)[5]	6.500		10/01/2037	195,664
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		04/01/2027	97,284
930,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		03/01/2036	827,737
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.125		04/01/2032	93,505
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		04/01/2042	91,363
175,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625		06/01/2026	168,289
1,000,000	Puerto Rico ITEMECF (Polytechnic University)1,[9]	5.000		08/01/2032	937,920
2,000,000	Puerto Rico Municipal Finance Agency, Series A1,[9]	5.250		08/01/2020	2,029,800
305,000	Puerto Rico Public Buildings Authority[5]	5.250		07/01/2033	170,037
5,000,000	Puerto Rico Public Buildings Authority[7]	5.250		07/01/2042	2,725,000
1,000,000	Puerto Rico Public Buildings Authority[7]	5.625		07/01/2039	548,750
1,000,000	Puerto Rico Public Buildings Authority[1],[9]	6.000		07/01/2028	1,031,280
1,530,000	Puerto Rico Public Buildings Authority, Series D5	5.250		07/01/2036	845,325
5,235,000	Puerto Rico Public Finance Corp., Series B5	6.000		08/01/2026	261,750
9,850,000	Puerto Rico Sales Tax Financing Corp., Series A	5.375		08/01/2039	3,287,438
2,500,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500		08/01/2021	834,375
4,850,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500		08/01/2022	1,618,688
10,935,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500		08/01/2042	3,649,556
325,000	Puerto Rico Sales Tax Financing Corp., Series A	6.375		08/01/2039	114,969
6,800,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500		08/01/2044	2,439,500
14,000,000	Puerto Rico Sales Tax Financing Corp., Series C	5.750		08/01/2057	9,145,920
1,100,000	V.I. Tobacco Settlement Financing Corp.	6.497	[2]	05/15/2035	178,024

5      OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$3,100,000	V.I. Tobacco Settlement Financing Corp.	7.622%[2]	05/15/2035	$294,376

				113,011,864

Total Investments, at Value (Cost $415,841,621)—104.0%				380,032,362
Net Other Assets (Liabilities)—(4.0)				(14,555,324)

Net Assets—100.0%				$365,477,038

Footnotes to Statement of Investments

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Zero coupon bond reflects effective yield on the original acquisition date.

3. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 3 of the accompanying Notes.

4. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

5. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

6. Subject to a forbearance agreement. Rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

7. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

8. Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Corporation.

9. Scheduled principal and interest payments are guaranteed by an issuer other than Financial Guaranty Insurance Corporation.

6      OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below:

200HPC	200 Hospital Plaza Corp.
EDA	Economic Devel. Authority
GO	General Obligation
GPD	Genesis Property Development
GPDH	Genesis Property Development Holding
Hhouse	Harbor House
HsideA	Harborside Apartments
HviewA	Harborview Apartments
IH	Inspira Health
IMCtr	Inspira Medical Center
IMCW ITEMECF	Inspira Medical Center Woodbury Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
MSU	Montclair State University
NY/NJ	New York/New Jersey
SJH&MC	St. Joseph’s Health and Medical Center
SJHlth	St. Joseph’s Healthcare
SJHS	St. Joseph Health System
SJRC	St. Joseph’s Regional Cardiology
SJWC	St. Joseph’s Wayne Cardiology
SJWHF	St. Joseph’s Wayne Hospital Foundation
TASC	Tobacco Settlement Asset-Backed Bonds
V.I.	United States Virgin Islands

7      OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS April 30, 2017 Unaudited

1. Organization

Oppenheimer Rochester New Jersey Municipal Fund (the “Fund”) is a separate series of Oppenheimer Multi-State Municipal Trust, a non-diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), and a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

    The following methodologies are used to determine the market value or the fair value of the types of securities described below:

    Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

    Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

    Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who

8      OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

2. Securities Valuation (Continued)

may use matrix pricing methods to determine the evaluated prices. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

    Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

    To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

9      OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
New Jersey	$—	$248,115,478	$—	$248,115,478
New York	—	18,905,020	—	18,905,020
U.S. Possessions	—	112,362,151	649,713	113,011,864

Total Assets	$—	$379,382,649	$649,713	$380,032,362

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers out of Level 2*	Transfers into Level 3*
Assets Table
Investments, at Value:
Municipal Bonds and Notes
U.S. Possessions	$(616,905)	$616,905
Total Assets	$(616,905)	$616,905

*	Transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity for these securities.

3. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

    An inverse floating rate security is created as part of a financial transaction referred to as a

10      OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

3. Investments and Risks (Continued)

“tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

    Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

    Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase

11      OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

(or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

    The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

    Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity

12      OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

3. Investments and Risks (Continued)

provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/ reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so.

    When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $22,065,229 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $13,875,000 in short-term floating rate securities issued and outstanding at that date.

    At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 1,645,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) Tender Option Bond Series 2015-XF0015 Trust	7.676%	10/1/27	$ 1,649,787
460,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) Tender Option Bond Series 2015-XF0015-2 Trust	8.407	10/1/37	467,162
1,585,000	Rutgers State University NJ Tender Option Bond Series 2015-XF2105 Trust	15.584	5/1/29	2,513,937
1,345,000	Rutgers State University NJ Tender Option Bond Series 2015-XF2105-2 Trust	15.606	5/1/30	2,103,903

13      OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 1,000,000	Rutgers State University NJ Tender Option Bond Series 2015-XF2105-3 Trust	15.606%	5/1/38	$ 1,455,440

				$ 8,190,229

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

    The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $13,875,000 at period end.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had sold securities issued on a delayed delivery basis as follows:

14      OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

3. Investments and Risks (Continued)

When-Issued or Delayed Delivery Basis Transactions
Sold securities	205,000

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment.

Information concerning securities not accruing interest at period end is as follows:

Cost	$42,177,872
Market Value	$21,478,903
Market Value as % of Net Assets	5.88%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. At period end, securities with an aggregate market value of $11,367,230, representing 3.11% of the Fund’s net assets, were subject to these forbearance agreements.

Concentration Risk. The Fund invests a large percentage of its total assets in obligations of issuers within its respective state and U.S. territories. Risks may arise from geographic concentration in any state, commonwealth or territory, such as Puerto Rico, the U.S. Virgin Islands, Guam or the Northern Mariana Islands. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory such as ongoing developments in Puerto Rico may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

15      OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Market Risk Factors (Continued)

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$402,109,192 [1]

Gross unrealized appreciation	$15,460,644
Gross unrealized depreciation	(51,274,153)

Net unrealized depreciation	$(35,813,509)

1.    The Federal tax cost of securities does not include cost of $13,736,679, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note in Note 3.

16      OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS  April 30, 2017 Unaudited

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes—99.6%
Pennsylvania—68.0%
$80,000	Allegheny County, PA HDA (Jefferson Regional Medical Center)	5.125%	05/01/2025	$80,114
1,125,000	Allegheny County, PA HDA (Jefferson Regional Medical Center)	5.125	05/01/2029	1,120,714
35,000	Allegheny County, PA HDA (UPMC Health System)	5.375	08/15/2029	37,783
160,000	Allegheny County, PA HDA (UPMC Health System)	5.500	08/15/2034	172,845
1,310,000	Allegheny County, PA HEBA (Carlow University)	6.000	11/01/2021	1,424,415
1,125,000	Allegheny County, PA HEBA (Carlow University)	6.750	11/01/2031	1,253,182
1,000,000	Allegheny County, PA HEBA (Chatham University)	5.000	09/01/2035	1,056,980
2,250,000	Allegheny County, PA HEBA (Robert Morris University)	5.500	10/15/2030	2,447,685
3,650,000	Allegheny County, PA HEBA (Robert Morris University)	5.750	10/15/2040	3,981,931
2,500,000	Allegheny County, PA HEBA (Robert Morris University)	5.900	10/15/2028	2,650,175
5,000	Allegheny County, PA HEBA (Robert Morris University)[1]	6.000	05/01/2028	5,618
2,000,000	Allegheny County, PA HEBA (Robert Morris University)	6.000	10/15/2038	2,147,680
1,200,000	Allegheny County, PA IDA (Propel Charter School-East)	6.375	08/15/2035	1,272,096
900,000	Allegheny County, PA IDA (Propel Charter School-Montour)	6.750	08/15/2035	967,509
1,500,000	Allegheny County, PA IDA (Propel Charter School-Sunrise)	6.000	07/15/2038	1,577,865
1,000,000	Allegheny County, PA IDA (ReR/RRSW/RRDC Obligated Group)	5.000	09/01/2021	1,001,450
1,225,000	Allegheny County, PA IDA (ReR/RRSW/RRDC Obligated Group)	5.100	09/01/2026	1,226,017
550,000	Allegheny County, PA IDA (ReR/RRSW/RRDC Obligated Group)	5.125	09/01/2031	550,297
355,000	Allegheny County, PA IDA (School Facility Devel.)	5.900	08/15/2026	373,219
14,005,000	Allegheny County, PA Redevel. Authority (Pittsburgh Mills)	5.600	07/01/2023	13,602,636
1,620,000	Allegheny County, PA Residential Finance Authority (Broadview Manor Apartments)	5.950	01/20/2043	1,664,096
1,250,000	Allegheny County, PA Residential Finance Authority (Independence House Apartments)	6.100	01/20/2043	1,285,350
1,620,000	Allegheny County, PA Residential Finance Authority (Versailles Apartments)	6.160	01/20/2043	1,666,494
13,000,000	Berks County, PA Municipal Authority (Reading Hospital & Medical Center)[2]	5.500	11/01/2031	14,230,320
3,000,000	Bethlehem, PA Area School District	5.000	08/01/2035	3,340,650
1,750,000	Bethlehem, PA GO	6.500	12/01/2032	2,110,797
1,000,000	Bucks County, PA IDA (Lutheran Community Telford Center)	5.750	01/01/2027	1,000,900
635,000	Butler County, PA IDA (Greenview Gardens Apartments)	6.000	07/01/2023	636,295
1,760,000	Butler County, PA IDA (Greenview Gardens Apartments)	6.250	07/01/2033	1,762,446
2,865,000	Cambridge, PA Area Joint Authority	6.000	12/01/2037	2,921,784
950,000	Centre County, PA Hospital Authority (Mt. Nittany Medical Center)	6.250	11/15/2041	1,151,010

1        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Pennsylvania (Continued)
$2,000,000	Centre County, PA Hospital Authority (Mt. Nittany Medical Center)	7.000%	11/15/2046	$2,487,000
30,000	Charleroi, PA Area School Authority	6.000	10/01/2017	30,127
2,000,000	Chester County, PA H&EFA (Immaculata University)	7.000	11/01/2041	2,241,080
1,000,000	Chester County, PA IDA (West Chester University Student Hsg.)	5.000	08/01/2035	1,048,680
1,000,000	Clairton, PA Municipal Authority	5.000	12/01/2037	1,082,940
1,220,000	Clarion County, PA IDA (Clarion University Foundation)	5.000	07/01/2024	1,348,905
1,310,000	Clarion County, PA IDA (Clarion University Foundation)	5.000	07/01/2034	1,378,290
2,430,000	Clarion County, PA IDA (Clarion University of Pennsylvania Hsg.)	5.000	07/01/2029	2,614,413
3,500,000	Clarion County, PA IDA (Clarion University of Pennsylvania Hsg.)	5.000	07/01/2033	3,704,715
260,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries)	6.250	01/01/2024	280,348
1,000,000	Cumberland County, PA Municipal Authority (Dickinson College)	5.000	05/01/2031	1,152,590
775,000	Cumberland County, PA Municipal Authority (Dickinson College)	5.000	05/01/2032	888,654
6,605,000	Delaware County, PA Authority (Cabrini College)	5.500	07/01/2024	6,617,814
3,965,000	Delaware County, PA Authority (Eastern University)	5.250	10/01/2032	3,850,610
85,000	Delaware County, PA Authority (MAS/MCMCSPA/ MHH/MHP/MHSSPA Obligated Group)	5.375	11/15/2023	87,759
1,160,000	Delaware County, PA Authority (Neumann College)	6.000	10/01/2025	1,242,882
280,000	Delaware County, PA Authority (Neumann College)	6.000	10/01/2030	300,006
1,000,000	Delaware County, PA Authority (Neumann College)	6.125	10/01/2034	1,073,210
650,000	Delaware County, PA Authority (Neumann College)	6.250	10/01/2038	698,737
1,150,000	Delaware County, PA Authority (Neumann University)	5.000	10/01/2025	1,255,052
1,425,000	Delaware County, PA Authority (Neumann University)	5.000	10/01/2031	1,553,150
2,305,000	Delaware County, PA Authority (Neumann University)	5.000	10/01/2035	2,465,866
1,250,000	Delaware County, PA Authority (Neumann University)	5.250	10/01/2031	1,351,450
3,940,000	Delaware County, PA IDA (Naamans Creek)[1]	7.000	12/01/2036	4,026,444
1,000,000	East Hempfield Township, PA IDA (Millersville University Student Services)	5.000	07/01/2030	1,063,830
820,000	East Hempfield Township, PA IDA (Millersville University Student Services)	5.000	07/01/2030	881,123
1,060,000	East Hempfield Township, PA IDA (Millersville University Student Services)	5.000	07/01/2035	1,118,512
1,250,000	East Hempfield Township, PA IDA (Millersville University Student Services)	5.000	07/01/2035	1,310,862
2,750,000	East Hempfield Township, PA IDA (Millersville University Student Services)	5.000	07/01/2047	2,863,162
500,000	Easton, PA Area School District	5.200	04/01/2028	517,965
75,000	Erie, PA City School District	5.250	03/01/2039	75,199
7,840,000	Erie, PA Higher Education Building Authority (Gannon University)	5.000	05/01/2038	8,184,803
1,000,000	Erie, PA Higher Education Building Authority (Gannon University)	5.375	05/01/2030	1,061,220

2        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
Pennsylvania (Continued)
$2,565,000	Erie, PA Higher Education Building Authority (Gannon University)	5.500%		05/01/2040	$2,718,541
905,000	Erie, PA Higher Education Building Authority (Mercyhurst College)	5.350		03/15/2028	958,793
3,000,000	Erie, PA Higher Education Building Authority (Mercyhurst College)	5.500		03/15/2038	3,184,470
2,095,000	Fayette County, PA Redevel. Authority (Fayette Crossing)	7.000		09/01/2019	2,154,854
6,150,000	Horsham, PA Industrial and Commercial Devel. Authority (Pennsylvania LTC)[1]	6.000		12/01/2037	6,194,464
2,100,000	Lackawanna County, PA GO	6.000		09/15/2032	2,306,346
848,396	Lehigh County, PA GPA (Kidspeace Obligated Group)	6.000		11/01/2018	849,244
3,600,000	Lehigh County, PA GPA (Kidspeace Obligated Group)	6.000		11/01/2023	3,557,736
2,747,774	Lehigh County, PA GPA (Kidspeace)[3]	0.000	[4]	02/01/2044	971,091
2,721,970	Lehigh County, PA GPA (Kidspeace)[3]	7.500		02/01/2044	27
3,527,895	Lehigh County, PA GPA (Kidspeace/KC/KNCONY/KCH/ KMAKNC/KNCONM/IRSch Obligated Group)	7.500		02/01/2044	3,582,048
1,590,000	Luzerne County, PA GO	6.750		11/01/2023	1,769,861
500,000	Luzerne County, PA GO	7.000		11/01/2026	556,995
5,000,000	Luzerne County, PA IDA	7.750		12/15/2027	5,215,750
8,060,000	Mifflin County, PA Hospital Authority (Lewiston Hospital/Lewiston Healthcare Foundation Obligated Group)	5.125		07/01/2030	8,108,763
595,000	Millcreek, PA Richland Joint Authority	5.250		08/01/2022	599,879
1,390,000	Millcreek, PA Richland Joint Authority	5.500		08/01/2037	1,396,839
5,000,000	Montgomery County, PA HEHA (Holy Redeemer Health System/Holy Redeemer Physician & Ambulatory Obligated Group)	5.000		10/01/2036	5,356,800
10,915,000	Montgomery County, PA IDA (New Regional Medical)	5.375		08/01/2038	12,367,241
300,000	Montgomery County, PA IDA (Philadelphia Presbyterian Homes)	6.500		12/01/2025	341,529
2,860,000	Northampton County, PA General Purpose Authority (Moravian College)	5.000		07/01/2031	3,123,578
1,500,000	Northampton County, PA IDA (Morningstar Senior Living)	5.000		07/01/2027	1,558,035
1,446,670	Northampton County, PA IDA (Northampton Generating)[3,5]	5.000		12/31/2023	576,643
14,826,610	Northampton County, PA IDA (Northampton Generating)[3,5]	5.000		12/31/2023	5,909,887
16,000,000	PA Commonwealth Financing Authority	5.000		06/01/2032	17,469,600
2,000,000	PA Commonwealth Financing Authority	5.000		06/01/2035	2,187,640
39,737,908	PA EDFA (Bionol Clearfield)6	8.500		07/01/2015	6,950,160
3,000,000	PA EDFA (Forum)	5.000		03/01/2029	3,345,510
3,000,000	PA EDFA (Philadelphia Biosolids Facility)	6.250		01/01/2032	3,193,740
9,000,000	PA GO2	5.000		06/01/2022	10,408,230
115,000	PA GO	5.000		06/01/2022	132,994
4,055,000	PA GO	5.000		07/01/2022	4,696,704
100,000	PA HEFA (California University of Pennsylvania Student Assoc.)	5.000		07/01/2028	100,042

3        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Pennsylvania (Continued)
$120,000	PA HEFA (California University of Pennsylvania Student Assoc.)	6.750%	09/01/2020	$120,323
3,115,000	PA HEFA (California University of Pennsylvania Student Assoc.)	6.750	09/01/2032	3,118,302
55,000	PA HEFA (California University of Pennsylvania Student Assoc.)	6.800	09/01/2025	55,130
1,245,000	PA HEFA (Delaware Valley College of Science & Agriculture)	5.000	11/01/2027	1,261,944
535,000	PA HEFA (Delaware Valley College of Science & Agriculture)	5.000	11/01/2042	520,710
10,000	PA HEFA (Drexel University College of Medicine)	5.000	05/01/2037	10,211
6,285,000	PA HEFA (Edinboro University Foundation)	5.750	07/01/2028	6,641,171
3,000,000	PA HEFA (Edinboro University Foundation)	5.800	07/01/2030	3,420,510
9,000,000	PA HEFA (Edinboro University Foundation)	5.875	07/01/2038	9,523,170
8,225,000	PA HEFA (Edinboro University Foundation)	6.000	07/01/2042	8,715,046
3,500,000	PA HEFA (Edinboro University Foundation)	6.000	07/01/2043	4,012,330
1,300,000	PA HEFA (Gwynedd Mercy College)	5.375	05/01/2042	1,375,855
750,000	PA HEFA (Indiana University Foundation)	5.000	07/01/2041	806,835
2,650,000	PA HEFA (La Salle University)	5.000	05/01/2029	2,866,903
250,000	PA HEFA (La Salle University)	5.000	05/01/2037	251,823
50,000	PA HEFA (Pennsylvania State University)	5.000	03/01/2022	50,167
1,400,000	PA HEFA (Shippensburg University Student Services)	5.000	10/01/2035	1,465,100
3,000,000	PA HEFA (Shippensburg University)	6.000	10/01/2031	3,293,820
7,000,000	PA HEFA (Shippensburg University)	6.250	10/01/2043	7,717,430
1,750,000	PA HEFA (St. Francis University)	6.000	11/01/2031	1,906,187
2,250,000	PA HEFA (St. Francis University)	6.250	11/01/2041	2,469,982
100,000	PA HEFA (Student Association)	6.750	09/01/2023	100,139
4,515,000	PA HEFA (University of Pennsylvania Health System)	5.750	08/15/2041	5,339,078
60,000	PA HEFA (University of the Arts)	5.500	03/15/2020	60,182
3,050,000	PA HEFA (University of the Arts)	5.625	03/15/2025	3,057,015
1,685,000	PA HEFA (University of the Arts)	5.750	03/15/2030	1,688,319
1,000,000	PA HEFA (University Properties Student Hsg.)	5.000	07/01/2031	1,080,300
1,000,000	PA HEFA (Ursinus College)	5.000	01/01/2029	1,092,070
1,000,000	PA HEFA (Widener University)	5.000	07/15/2038	1,069,180
5,000,000	PA Public School Building Authority (Harrisburg Area Community College)	5.000	10/01/2031	5,462,050
3,500,000	PA Public School Building Authority (School District of Philadelphia)	5.000	04/01/2027	3,755,605
4,410,000	PA Public School Building Authority (School District of Philadelphia)	5.000	04/01/2028	4,716,054
3,000,000	PA Public School Building Authority (School District of Philadelphia)	5.000	04/01/2029	3,193,170
250,000	PA Public School Building Authority (School District of Philadelphia)	5.000	04/01/2030	265,545
2,250,000	PA Public School Building Authority (School District of Philadelphia)	5.000	04/01/2031	2,381,040
4,780,000	PA Public School Building Authority (School District of Philadelphia)	5.000	04/01/2032	5,042,996
1,000,000	PA Southcentral General Authority (Hanover Hospital)	5.000	12/01/2029	1,109,330

4        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
Pennsylvania (Continued)
$12,940,000	PA Southcentral General Authority (Wellspan Health Obligated Group)[2]	6.000%		06/01/2029	$13,756,641
3,750,000	PA State Public School Building Authority (Philadelphia School District)	5.000		06/01/2027	4,209,488
8,795,000	PA State Public School Building Authority (Philadelphia School District)	5.000		06/01/2032	9,899,916
5,000,000	PA State Public School Building Authority (Philadelphia School District)	5.000		06/01/2036	5,331,250
10,000,000	PA Turnpike Commission	0.000	[4]	12/01/2038	12,016,800
1,750,000	PA Turnpike Commission	5.000		06/01/2030	1,971,165
500,000	PA Turnpike Commission	5.000		12/01/2030	575,705
1,000,000	PA Turnpike Commission	5.000		12/01/2031	1,145,570
2,000,000	PA Turnpike Commission	5.000		12/01/2032	2,238,020
5,750,000	PA Turnpike Commission	5.000		12/01/2040	6,362,548
4,100,000	PA Turnpike Commission	5.500	[4]	12/01/2034	4,575,969
900,000	PA Turnpike Commission	5.500	[4]	12/01/2034	1,034,892
5,000,000	PA Turnpike Commission	5.500		12/01/2042	5,764,600
570,000	PA Turnpike Commission	6.000	[4]	12/01/2034	665,412
610,000	PA Turnpike Commission	6.000	[4]	12/01/2034	712,108
2,820,000	PA Turnpike Commission	6.000	[4]	12/01/2034	3,216,859
2,000,000	PA West Shore Area Hospital Authority (Holy Spirit Hospital of the Sisters of Christian Charity)	5.625		01/01/2032	2,275,020
1,835,000	PA West Shore Area Hospital Authority (Holy Spirit Hospital of the Sisters of Christian Charity)	6.500		01/01/2041	2,081,441
5,000,000	Philadelphia, PA Airport	5.000		06/15/2032	5,023,550
2,440,000	Philadelphia, PA Airport, Series A	5.000		06/15/2018	2,452,981
2,500,000	Philadelphia, PA Authority for Industrial Devel. (Architecture & Design Charter School)	6.125		03/15/2043	2,621,175
450,000	Philadelphia, PA Authority for Industrial Devel. (Discovery Charter School)	5.875		04/01/2032	465,494
500,000	Philadelphia, PA Authority for Industrial Devel. (Discovery Charter School)	6.250		04/01/2042	521,205
1,000,000	Philadelphia, PA Authority for Industrial Devel. (Global Leadership Academy)	5.750		11/15/2030	1,036,560
500,000	Philadelphia, PA Authority for Industrial Devel. (Global Leadership Academy)	6.375		11/15/2040	526,640
2,040,000	Philadelphia, PA Authority for Industrial Devel. (International Apartments Temple University)	5.375		06/15/2030	2,133,004
4,000,000	Philadelphia, PA Authority for Industrial Devel. (International Apartments Temple University)	5.625		06/15/2042	4,188,080
1,640,000	Philadelphia, PA Authority for Industrial Devel. (Richard Allen Prep Charter School)	6.250		05/01/2033	1,640,590
1,105,000	Philadelphia, PA Authority for Industrial Devel. (Stapeley Germantown)	5.125		01/01/2021	1,086,513
2,000,000	Philadelphia, PA Authority for Industrial Devel. (Tacony Academy Charter School)	6.750		06/15/2033	2,223,360
3,090,000	Philadelphia, PA Authority for Industrial Devel. (Tacony Academy Charter School)	7.000		06/15/2043	3,457,556

5        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Pennsylvania (Continued)
$2,955,000	Philadelphia, PA Authority for Industrial Devel. Senior Living (Presbyterian Homes Germantown)	5.625%		07/01/2035	$2,961,737
6,260,000	Philadelphia, PA GO	6.500		08/01/2041	7,317,251
770,000	Philadelphia, PA H&HEFA (Centralized Comprehensive Human Services)	7.250		01/01/2021	755,185
250,000	Philadelphia, PA Hsg. Authority	5.000		12/01/2021	252,093
1,000,000	Philadelphia, PA Municipal Authority	6.500		04/01/2034	1,103,990
25,000	Philadelphia, PA Parking Authority	5.125		02/15/2018	25,088
20,000	Philadelphia, PA Parking Authority, Series A	5.250		02/15/2029	20,070
90,000	Philadelphia, PA Redevel. Authority (Multifamily Hsg.)	5.450		02/01/2023	90,770
10,000,000	Philadelphia, PA School District	5.000		09/01/2028	11,167,600
10,000,000	Philadelphia, PA School District	5.000		09/01/2029	11,066,900
5,000	Philadelphia, PA School District	6.000		09/01/2038	5,335
1,630,000	Philadelphia, PA School District	6.000		09/01/2038	1,739,292
45,000	Philadelphia, PA School District	6.000		09/01/2038	48,017
5,000	Philadelphia, PA School District	6.000		09/01/2038	5,335
2,750,000	Pittsburgh, PA Urban Redevel. Authority (Marian Plaza)	6.130		01/20/2043	2,829,338
4,000,000	Pottsville, PA Hospital Authority (Lehigh Valley Health Network)	5.000		07/01/2041	4,378,560
900,000	Reading, PA Hsg. Auth (Goggle Works Apts.)	5.625		06/01/2042	930,033
2,895,000	Reading, PA Hsg. Auth (Goggle Works Apts.)	5.875		06/01/2052	3,000,233
6,450,000	Susquehanna, PA Area Regional Airport Authority	6.500		01/01/2038	6,602,478
6,900,000	Washington County, PA Redevel. Authority (Victory Centre)	5.450		07/01/2035	6,900,897
2,000,000	Westmoreland County, PA Municipal Authority	5.000		08/15/2038	2,241,840
2,600,000	Wilkes-Barre, PA Area School District	5.000		08/01/2034	2,874,586
2,125,000	Wilkes-Barre, PA Area School District	5.000		08/01/2036	2,331,168
					523,294,715

U.S. Possessions—31.6%
700,000	Guam Hsg. Corp. (Single Family Mtg.)	5.750		09/01/2031	727,979
185,000	Guam Power Authority, Series A	5.000		10/01/2023	211,172
235,000	Guam Power Authority, Series A	5.000		10/01/2024	266,572
420,000	Guam Power Authority, Series A	5.000		10/01/2030	469,224
165,000	Northern Mariana Islands Commonwealth, Series A	5.000		06/01/2017	164,942
670,000	Northern Mariana Islands Commonwealth, Series A	5.000		10/01/2022	639,870
1,240,000	Northern Mariana Islands Ports Authority, Series A	6.250		03/15/2028	1,079,259
915,000	Northern Mariana Islands Ports Authority, Series A	6.600		03/15/2028	882,975
3,000,000	Puerto Rico Aqueduct & Sewer Authority	5.125		07/01/2037	2,378,100
810,000	Puerto Rico Aqueduct & Sewer Authority	5.250		07/01/2029	649,628
1,460,000	Puerto Rico Aqueduct & Sewer Authority	5.750		07/01/2037	1,193,813
1,005,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2047	822,110
2,500,000	Puerto Rico Aqueduct & Sewer Authority	6.125	[4]	07/01/2024	2,141,000
47,070,000	Puerto Rico Children’s Trust Fund (TASC)	5.500		05/15/2039	47,140,605
29,590,000	Puerto Rico Children’s Trust Fund (TASC)	5.625		05/15/2043	29,608,050
53,320,000	Puerto Rico Children’s Trust Fund (TASC)	7.153	[7]	05/15/2050	6,196,850
1,021,500,000	Puerto Rico Children’s Trust Fund (TASC)	7.622	[7]	05/15/2057	38,234,745
2,000,000	Puerto Rico Commonwealth GO6	5.000		07/01/2020	1,222,560

6        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$3,000,000	Puerto Rico Commonwealth GO6	5.125%		07/01/2028	$1,837,500
2,500,000	Puerto Rico Commonwealth GO6	5.375		07/01/2033	1,531,250
5,000,000	Puerto Rico Commonwealth GO6	5.500		07/01/2026	3,087,500
7,360,000	Puerto Rico Commonwealth GO6	5.500		07/01/2039	4,544,800
9,000,000	Puerto Rico Commonwealth GO6	5.750		07/01/2036	5,490,000
3,000,000	Puerto Rico Commonwealth GO6	5.750		07/01/2041	1,815,000
15,000	Puerto Rico Commonwealth GO8	6.000		07/01/2027	15,483
790,000	Puerto Rico Commonwealth GO6	6.000		07/01/2028	492,762
13,500,000	Puerto Rico Commonwealth GO6	8.000		07/01/2035	8,572,500
403,060	Puerto Rico Electric Power Authority	10.000		07/01/2019	337,266
403,059	Puerto Rico Electric Power Authority	10.000		07/01/2019	337,266
336,338	Puerto Rico Electric Power Authority	10.000		01/01/2021	281,436
336,339	Puerto Rico Electric Power Authority	10.000		07/01/2021	281,437
112,113	Puerto Rico Electric Power Authority	10.000		01/01/2022	93,812
112,113	Puerto Rico Electric Power Authority	10.000		07/01/2022	93,812
4,920,000	Puerto Rico Electric Power Authority, Series A9	5.000		07/01/2029	3,499,350
3,325,000	Puerto Rico Electric Power Authority, Series A9	5.000		07/01/2042	2,348,281
3,000,000	Puerto Rico Electric Power Authority, Series A9	6.750		07/01/2036	2,137,500
1,435,000	Puerto Rico Electric Power Authority, Series AAA[9]	5.250		07/01/2024	1,020,644
1,510,000	Puerto Rico Electric Power Authority, Series AAA[9]	5.250		07/01/2025	1,073,988
5,540,000	Puerto Rico Electric Power Authority, Series AAA[9]	5.250		07/01/2027	3,940,325
1,760,000	Puerto Rico Electric Power Authority, Series AAA[9]	5.250		07/01/2030	1,249,600
3,505,000	Puerto Rico Electric Power Authority, Series AAA[9]	5.250		07/01/2031	2,479,788
3,000,000	Puerto Rico Electric Power Authority, Series CCC[9]	5.250		07/01/2027	2,133,750
6,000,000	Puerto Rico Electric Power Authority, Series SS8	5.000		07/01/2025	6,067,680
1,450,000	Puerto Rico Electric Power Authority, Series TT9	5.000		07/01/2032	1,025,875
1,670,000	Puerto Rico Electric Power Authority, Series WW9	5.000		07/01/2028	1,187,787
2,445,000	Puerto Rico Electric Power Authority, Series XX9	5.250		07/01/2040	1,726,781
725,000	Puerto Rico Electric Power Authority, Series ZZ9	5.000		07/01/2022	515,656
1,000,000	Puerto Rico Highway & Transportation Authority	5.300		07/01/2035	617,160
10,000	Puerto Rico Highway & Transportation Authority, Series A6	5.000		07/01/2038	2,650
325,000	Puerto Rico Highway & Transportation Authority, Series H6	5.000		07/01/2028	86,125
270,000	Puerto Rico Infrastructure[3]	5.000		07/01/2041	37,800
1,400,000	Puerto Rico Infrastructure (Mepsi Campus)[6]	6.500		10/01/2037	684,824
200,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000		04/01/2027	194,568
1,250,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000		03/01/2036	1,112,550
125,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.125		04/01/2032	116,881
185,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.375		04/01/2042	169,022
275,000	Puerto Rico ITEMECF (IEP/HESL/HECR Obligated Group)	5.750		06/01/2019	96,140
3,000,000	Puerto Rico Public Buildings Authority[6]	5.750	[10]	07/01/2034	1,665,000
1,265,000	Puerto Rico Public Buildings Authority[6]	6.000		07/01/2019	708,400
2,070,000	Puerto Rico Public Buildings Authority[3]	6.000		07/01/2041	1,148,850
1,500,000	Puerto Rico Public Buildings Authority[6]	6.500		07/01/2030	847,500
1,000,000	Puerto Rico Public Buildings Authority[3]	6.750		07/01/2036	570,000
1,015,000	Puerto Rico Public Buildings Authority, Series D6	5.250		07/01/2036	560,787

7        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$5,725,000	Puerto Rico Public Finance Corp., Series B6	5.500%		08/01/2031	$286,250
5,000,000	Puerto Rico Sales Tax Financing Corp., Series A	5.375		08/01/2039	1,668,750
7,385,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500		08/01/2037	2,464,744
950,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500		08/01/2042	317,063
5,000,000	Puerto Rico Sales Tax Financing Corp., Series A	5.750		08/01/2037	1,668,750
5,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.375		08/01/2039	1,768,750
3,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500		08/01/2044	1,076,250
30,000,000	Puerto Rico Sales Tax Financing Corp., Series A	7.276	[7]	08/01/2034	2,978,100
18,015,000	Puerto Rico Sales Tax Financing Corp., Series C	5.711	[7]	08/01/2038	1,497,767
22,130,000	Puerto Rico Sales Tax Financing Corp., Series C	5.750		08/01/2057	14,457,086
5,500,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000		08/01/2039	1,918,125
1,000,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000		08/01/2042	348,750
3,235,000	University of Puerto Rico, Series P	5.000		06/01/2030	1,535,234
1,300,000	University of Puerto Rico, Series Q	5.000		06/01/2030	616,941
2,500,000	V.I. Public Finance Authority, Series C	5.000		10/01/2039	1,859,375
17,450,000	V.I. Tobacco Settlement Financing Corp.	6.247	[7]	05/15/2035	3,325,272
2,195,000	V.I. Tobacco Settlement Financing Corp.	6.497	[7]	05/15/2035	355,239
4,150,000	V.I. Tobacco Settlement Financing Corp.	6.872	[7]	05/15/2035	621,463
7,000,000	V.I. Tobacco Settlement Financing Corp.	7.622	[7]	05/15/2035	664,720
2,180,000	V.I. Tobacco Settlement Financing Corp. (TASC)	5.000		05/15/2031	2,180,436
					243,475,605

Total Investments, at Value (Cost $855,728,507)—99.6%					766,770,320
Net Other Assets (Liabilities)—0.4					3,437,137
Net Assets—100.0%					$770,207,457

Footnotes to Statement of Investments

1. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

2. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the

Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 3 of the accompanying Notes.

3. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

4. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

5. Interest or dividend is paid-in-kind, when applicable.

6. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

7. Zero coupon bond reflects effective yield on the original acquisition date.

8. Scheduled principal and interest payments are guaranteed by an insurer other than Financial Guaranty Insurance Corporation.

9. Subject to a forbearance agreement. Rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

10. Represents the current interest rate for a variable or increasing rate security.

8        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

Footnotes to Statement of Investments (Continued)

To simplify the listings of securities, abbreviations are used per the table below:

EDFA	Economic Devel. Finance Authority
GO	General Obligation
GPA	General Purpose Authority
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HDA	Hospital Devel. Authority
HEBA	Higher Education Building Authority
HECR	Hospital Episcopal Cristo Redentor
HEFA	Higher Education Facilities Authority
HEHA	Higher Education and Health Authority
HESL	Hospital Episcopal San Lucas
IDA	Industrial Devel. Agency
IEP	Iglesia Episcopal Puertorriquena
IRSch	Iron Range School
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
KC	Kidspeace Corporation
KCH	Kidspeace Childrens Hospital
KMAKNC	Kidspeace Mesabi Academy
KNCONM	Kidspeace National Centers of North America
KNCONY	Kidspeace National Centers of New York
MAS	Mercy Adult Services
MCMCSPA	Mercy Catholic Medical Center of Southeastern Pennsylvania
MHH	Mercy Haverford Foundation
MHP	Mercy Health Plan
MHSSPA	Mercy Health System of Southeastern Pennsylvania
ReR	Residential Resources
RRDC	Residential Resources Devel. Corp.
RRSW	Residential Resources Southwest
TASC	Tobacco Settlement Asset-Backed Bonds
UPMC	University of Pittsburgh Medical Center
V.I.	United States Virgin Islands

9        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS April 30, 2017 Unaudited

1. Organization

Oppenheimer Rochester Pennsylvania Municipal Fund (the “Fund”) is a separate series of Oppenheimer Multi-State Municipal Trust, a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices

10        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

2. Securities Valuation (Continued)

utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

11        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Pennsylvania	$—	$516,344,555	$6,950,160	$523,294,715
U.S. Possessions	—	242,050,576	1,425,029	243,475,605

Total Assets	$—	$758,395,131	$8,375,189	$766,770,320

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers out of Level 2*	Transfers into Level 3*

Assets Table
Investments, at Value:
Municipal Bonds and
Notes
U.S. Possessions	$(1,353,378)	$1,353,378

Total Assets	$(1,353,378)	$1,353,378

* Transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity for these securities.

3. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a

12        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

3. Investments and Risks (Continued)

“tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase

13        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

(or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to resell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity

14        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

3. Investments and Risks (Continued)

provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/ reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. At period end, the Fund’s maximum exposure under such agreements is estimated at $19,460,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $38,395,191 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $25,460,000 in short-term floating rate securities issued and outstanding at that date.

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value

$ 3,250,000	Berks County, PA Municipal Authority Tender Option Bond Series 2015-XF2016 Trust[3]	17.629%	11/1/31	$4,480,320
3,000,000	PA GO Tender Option Bond Series 2016-XF0534 Trust	12.156	6/1/22	4,408,230
3,230,000	PA Southcentral General Authority (Hanover Hospital) Tender Option Bond Series 2015-XF2131 Trust[3]	19.782	6/1/29	4,046,641

				$12,935,191

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the

15        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities).

However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $25,460,000.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions

Sold securities	$1,150,000

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be

16        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

3. Investments and Risks (Continued)

subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment.

Information concerning securities not accruing interest at period end is as follows:

Cost	$96,704,651
Market Value	$40,385,568
Market Value as % of Net Assets	5.24%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. At period end, securities with an aggregate market value of $24,339,325, representing 3.16% of the Fund’s net assets, were subject to these forbearance agreements.

Concentration Risk. The Fund invests a large percentage of its total assets in obligations of issuers within its respective state and U.S. territories. Risks may arise from geographic concentration in any state, commonwealth or territory, such as Puerto Rico, the U.S. Virgin Islands, Guam or the Northern Mariana Islands. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory such as ongoing developments in Puerto Rico may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

17        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Market Risk Factors (Continued)

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$831,044,850[1]

Gross unrealized appreciation	$34,617,538
Gross unrealized depreciation	(123,575,725)

Net unrealized depreciation	$(88,958,187)

1. The Federal tax cost of securities does not include cost of $24,683,657, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions.

See the Inverse Floating Rate Securities note in Note 3.

18        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS April 30, 2017 Unaudited

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes—106.0%
Alabama—3.8%
$2,710,000	AL Port Authority (Alabama Docks Dept.)	5.000%	10/01/2028	$3,147,909
2,380,000	AL Port Authority (Alabama Docks Dept.)	5.000	10/01/2029	2,742,902
21,895,000	Jefferson County, AL Sewer	0.000 [1]	10/01/2039	17,154,295
30,000,000	Jefferson County, AL Sewer	0.000 [1]	10/01/2046	23,445,600
20,045,000	Jefferson County, AL Sewer	0.000 [1]	10/01/2046	15,953,014
17,500,000	Jefferson County, AL Sewer	0.000 [1]	10/01/2050	13,927,550
50,050,000	Jefferson County, AL Sewer	0.000 [1]	10/01/2050	38,676,638
8,500,000	Jefferson County, AL Sewer	5.500	10/01/2053	9,643,250
51,500,000	Jefferson County, AL Sewer	6.500	10/01/2053	60,569,665
25,000,000	Jefferson County, AL Sewer	7.000	10/01/2051	30,325,250
500,000	Mobile, AL Improvement District (McGowin Park)	5.250	08/01/2030	512,085
1,300,000	Mobile, AL Improvement District (McGowin Park)	5.500	08/01/2035	1,318,954
				217,417,112

Alaska—0.4%
1,965,208	AK Industrial Devel. & Export Authority (Anchorage Sportsplex/Grace Community Church Obligated Group)[2]	6.120	08/01/2031	367,671
1,650,000	AK Industrial Devel. & Export Authority Community Provider (Boys & Girls Home)[3]	5.875	12/01/2027	160,974
500,000	AK Industrial Devel. & Export Authority Community Provider (Boys & Girls Home)[3]	6.000	12/01/2036	48,780
1,755,000	AK Municipal Bond Bank Authority	5.000	12/01/2030	1,980,324
1,365,000	AK Municipal Bond Bank Authority	5.000	12/01/2031	1,532,936
1,960,000	AK Municipal Bond Bank Authority	5.000	12/01/2032	2,189,535
2,055,000	AK Municipal Bond Bank Authority	5.000	12/01/2033	2,283,023
31,850,000	AK Northern Tobacco Securitization Corp. (TASC)	6.122 [4]	06/01/2046	2,326,961
20,860,000	AK Northern Tobacco Securitization Corp. (TASC)	6.372 [4]	06/01/2046	657,299
10,350,000	Koyukuk, AK (Tanana Chiefs Conference Health Care Facility)	7.750	10/01/2041	11,961,288
				23,508,791

Arizona—1.3%
3,916,000	Buckeye, AZ Watson Road Community Facilities District	6.000	07/01/2030	3,732,379
4,680,000	East San Luis, AZ Community Facilities District Special Assessment (Area One)[2]	6.375	01/01/2028	3,041,392
140,000	East San Luis, AZ Community Facilities District Special Assessment (Area Two)[2]	8.500	01/01/2028	83,982
1,015,000	Estrella Mountain Ranch, AZ Community Facilities District	5.900	07/15/2022	1,025,860
335,000	Estrella Mountain Ranch, AZ Community Facilities District	6.125	07/15/2027	338,745
500,000	Estrella Mountain Ranch, AZ Community Facilities District	6.200	07/15/2032	505,670
199,000	Estrella Mountain Ranch, AZ Community Facilities District (Golf Village)	6.000	07/01/2017	200,019
1,193,000	Estrella Mountain Ranch, AZ Community Facilities District (Golf Village)	6.375	07/01/2022	1,196,543

1 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Arizona (Continued)
$3,908,000	Estrella Mountain Ranch, AZ Community Facilities District (Golf Village)	6.750%	07/01/2032	$3,911,713
1,000,000	Glendale, AZ IDA (Midwestern University Foundation)	5.000	07/01/2033	1,044,260
7,225,000	Maricopa County, AZ IDA (Christian Care Surprise)	6.000	01/01/2048	6,984,696
1,870,000	Maricopa County, AZ IDA (Immanuel Campus Care)[2]	8.500	04/20/2041	745,345
294,000	Merrill Ranch, AZ Community Facilities District No. 1 Special Assessment Lien	5.250	07/01/2024	294,203
435,000	Merrill Ranch, AZ Community Facilities District No. 2	5.250	07/15/2040	462,053
262,000	Merrill Ranch, AZ Community Facilities District No. 2 Special Assessment Lien	5.250	07/01/2024	262,359
641,000	Merrill Ranch, AZ Community Facilities District No. 2 Special Assessment Lien	5.300	07/01/2030	641,468
420,000	Parkway, AZ Community Facilities District No. 1 (Prescott Valley)	5.300	07/15/2025	416,963
350,000	Parkway, AZ Community Facilities District No. 1 (Prescott Valley)	5.350	07/15/2031	325,811
1,650,000	Phoenix, AZ IDA (Espiritu Community Devel. Corp.)	6.250	07/01/2036	1,650,775
4,135,000	Phoenix, AZ IDA (Freedom Academy)	5.500	07/01/2046	3,956,037
1,935,000	Phoenix, AZ IDA (Gourmet Boutique West)	5.875	11/01/2037	971,215
1,550,000	Pima County, AZ IDA (Christian Care Tucson)[5]	5.000	06/15/2037	1,685,702
2,830,000	Pima County, AZ IDA (Christian Care Tucson)[5]	5.000	12/15/2047	3,046,354
925,000	Pima County, AZ IDA (Christian Senior Living)	5.050	01/01/2037	926,572
2,400,000	Pima County, AZ IDA (Excalibur Charter School)	5.500	09/01/2046	2,216,880
3,000,000	Pima County, AZ IDA (New Plan Learning/OG Ohio/250 Shoup Mill Obligated Group)	8.125	07/01/2041	3,042,540
3,315,000	Pima County, AZ IDA (P.L.C. Charter Schools)	6.000	12/01/2036	3,441,136
6,310,000	Pima County, AZ IDA (P.L.C. Charter Schools)	6.000	12/01/2046	6,490,845
5,730,000	Pima County, AZ IDA (P.L.C. Charter Schools)	7.500	04/01/2041	7,310,907
1,025,000	Pima County, AZ IDA (Paideia Academies)	6.000	07/01/2035	1,047,458
3,310,000	Pima County, AZ IDA (Paideia Academies)	6.125	07/01/2045	3,359,551
765,000	Pinal County, AZ IDA (San Manuel Facility)	6.250	06/01/2026	772,382
1,022,000	Prescott Valley, AZ Southside Community Facilities District No. 1	7.250	07/01/2032	745,294
265,000	Show Low Bluff, AZ Community Facilities District	5.600	07/01/2031	245,880
41,000	Show Low Bluff, AZ Community Facilities District Special Assessment	5.200	07/01/2017	41,132
1,000,000	Tartesso West, AZ Community Facilities District	5.900	07/15/2032	1,000,950
695,000	Tempe, AZ IDA (Tempe Life Care Village)	6.000	12/01/2032	735,122
1,550,000	Tempe, AZ IDA (Tempe Life Care Village)	6.250	12/01/2042	1,640,241
675,000	Verrado, AZ Community Facilities District No. 1	5.700	07/15/2029	717,734
1,800,000	Verrado, AZ Community Facilities District No. 1	6.000	07/15/2027	1,953,054

2 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Arizona (Continued)
$610,000	Verrado, AZ Community Facilities District No. 1	6.000%	07/15/2033	$653,591
				72,864,813

Arkansas—0.1%
5,645,000	Cave Springs, AR Municipal Property (Creeks Special Sewer District)[3]	6.250	02/01/2038	3,356,065

California—13.3%
2,500,000	Adelanto, CA Public Utility Authority	6.750	07/01/2039	2,706,900
7,300,000	Alameda, CA Corridor Transportation Authority	5.000	10/01/2034	8,272,725
750,000	Alhambra, CA (Atherton Baptist Homes)	7.625	01/01/2040	875,160
250,000	Beaumont, CA Financing Authority, Series C	5.000	09/01/2022	255,542
190,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)[5]	6.200	05/01/2031	190,376
5,500,000	Brea, CA Community Facilities District (Brea Plaza Area)	7.375	09/01/2039	5,788,915
127,310,000	CA County Tobacco Securitization Agency	5.307 [4]	06/01/2046	17,372,723
107,400,000	CA County Tobacco Securitization Agency	5.502 [4]	06/01/2050	6,145,428
212,950,000	CA County Tobacco Securitization Agency	6.341 [4]	06/01/2055	7,602,315
33,920,000	CA County Tobacco Securitization Agency	6.647 [4]	06/01/2046	4,056,154
215,100,000	CA County Tobacco Securitization Agency	6.998 [4]	06/01/2055	10,245,213
8,100,000	CA County Tobacco Securitization Agency	8.145 [4]	06/01/2033	3,217,644
255,000	CA County Tobacco Securitization Agency (TASC)	5.250	06/01/2045	255,191
7,000,000	CA County Tobacco Securitization Agency (TASC)	5.250	06/01/2046	6,928,530
865,000	CA County Tobacco Securitization Agency (TASC)	5.500	06/01/2033	868,685
520,920,000	CA County Tobacco Securitization Agency (TASC)	5.559 [4]	06/01/2050	52,805,660
18,500,000	CA County Tobacco Securitization Agency (TASC)	5.650 [1]	06/01/2041	18,830,965
18,030,000	CA County Tobacco Securitization Agency (TASC)	5.700 [1]	06/01/2046	18,065,880
2,775,000	CA County Tobacco Securitization Agency (TASC)	5.875	06/01/2035	2,783,741
7,285,000	CA County Tobacco Securitization Agency (TASC)	5.875	06/01/2043	7,330,021
4,635,000	CA County Tobacco Securitization Agency (TASC)	6.000	06/01/2042	4,652,891
5,000,000	CA County Tobacco Securitization Agency (TASC)	6.125	06/01/2038	5,001,450
49,600,000	CA County Tobacco Securitization Agency (TASC)	6.399 [4]	06/01/2046	5,309,680
9,125,000	CA Enterprise Devel. Authority (Sunpower Corp.)	8.500	04/01/2031	10,009,669
10,000,000	CA GO	4.000	09/01/2032	10,624,600
2,160,000	CA GO	5.000	09/01/2031	2,548,152
10,000,000	CA GO	5.000	08/01/2035	11,553,400
2,500,000	CA GO	5.000	04/01/2038	2,590,125
500,000	CA Golden State Tobacco Securitization Corp.	5.000	06/01/2027	591,730
420,000	CA Golden State Tobacco Securitization Corp.	5.000	06/01/2028	491,035
555,000	CA Golden State Tobacco Securitization Corp.	5.000	06/01/2029	643,206
133,715,000	CA Golden State Tobacco Securitization Corp. (TASC)[6]	5.750	06/01/2047	134,115,959
35,730,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.750	06/01/2047	35,813,251
2,220,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.750	06/01/2047	2,229,968
30,420,000	CA Health Facilities Financing Authority (SJHS/SJHCN/ SJHE/SJHO Obligated Group)[6]	5.750	07/01/2039	32,902,880
1,835,000	CA Independent Cities Finance Authority Mobile Home Park (Lamplighter Salinas)	6.250	07/15/2050	1,994,700

3 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
California (Continued)
$10,000,000	CA Infrastructure and Economic Devel. (SanfordConsortium)[6]	5.000%	05/15/2040	$11,156,800
5,000,000	CA Municipal Finance Authority (CHCC/FCHMC Obligated Group)	5.000	02/01/2047	5,497,850
750,000	CA Municipal Finance Authority (Harbor Regional Center)	8.500	11/01/2039	886,927
60,000	CA Public Works	6.625	11/01/2034	60,172
5,945,000	CA School Finance Authority Charter School (Grimmway Schools)	5.250	07/01/2051	5,902,493
385,000	CA School Finance Authority Charter School (Kepler Neighborhood School)[5]	5.000	05/01/2027	385,901
900,000	CA School Finance Authority Charter School (Kepler Neighborhood School)[5]	5.750	05/01/2037	888,426
1,230,000	CA School Finance Authority Charter School (Kepler Neighborhood School)[5]	5.875	05/01/2047	1,206,704
850,000	CA School Finance Authority Charter School (RE/REW/ RLSA/RDP/RRCP/RSCP/RNNE/RMS/RSSPA/RBM/RSA Obligated Group)	5.125	06/01/2047	853,459
900,000	CA School Finance Authority Charter School (RE/REW/ RLSA/RDP/RRCP/RSCP/RNNE/RMS/RSSPA/RBM/RSA Obligated Group)	5.250	06/01/2052	903,186
160,600,000	CA Silicon Valley Tobacco Securitization Authority	8.146 [4]	06/01/2056	8,612,978
20,800,000	CA Silicon Valley Tobacco Securitization Authority	8.692 [4]	06/01/2041	4,618,640
58,990,000	CA Silicon Valley Tobacco Securitization Authority	8.898 [4]	06/01/2047	7,651,593
60,785,000	CA Silicon Valley Tobacco Securitization Authority	8.995 [4]	06/01/2036	20,876,000
13,505,000	CA Silicon Valley Tobacco Securitization Authority	8.998 [4]	06/01/2047	1,661,925
10,000,000	CA State University	5.000	11/01/2047	11,521,800
1,145,000	CA Statewide CDA (Albert Einstein Academy)	6.000	11/01/2032	1,177,358
1,730,000	CA Statewide CDA (Albert Einstein Academy)	6.250	11/01/2042	1,781,831
10,000	CA Statewide CDA (Escrow Term)	6.750	09/01/2037	10,023
4,020,000	CA Statewide CDA (Guidance Charter School)	6.500	07/01/2037	4,088,340
14,690,000	CA Statewide CDA (Guidance Charter School)	6.750	07/01/2052	14,925,774
2,019,578	CA Statewide CDA (Microgy Holdings)	9.000	12/01/2038	20
8,015,000	CA Statewide CDA (Yucaipa Valley Water Reservoir)	6.000	09/02/2044	7,682,377
4,515,000	CA Statewide Financing Authority Tobacco Settlement (TASC)	6.000	05/01/2037	4,545,160
1,010,000	CA Statewide Financing Authority Tobacco Settlement (TASC)	6.000	05/01/2043	1,013,434
100,000	CA Statewide Financing Authority Tobacco Settlement (TASC)	6.000	05/01/2043	100,418
2,500,000	Calexico, CA Community Redevel. Agency Tax Allocation (Central Business District & Residential Redevel.)	7.250	08/01/2033	2,984,275
1,440,000	Coyote Canyon, CA Public Facilities Community Facilities District No. 2004-1	6.625	09/01/2039	1,624,997
7,780,000	Fresno, CA Unified School District	4.319 [4]	08/01/2042	2,616,492
550,000,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	7.996 [4]	06/01/2057	15,642,000

4 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
California (Continued)
$1,230,000	Lathrop, CA Special Tax Community Facilities District No. 03-2	7.000%	09/01/2033	$1,232,189
1,625,000	Los Angeles, CA Community Facilities District Special Tax (Legends at Cascades)	5.750	09/01/2040	1,682,444
1,500,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)	5.000	05/15/2033	1,711,890
31,940,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[6]	5.375	05/15/2030	33,216,642
5,000,000	Los Angeles, CA Dept. of Water & Power[6]	5.000	07/01/2034	5,319,250
21,000,000	Los Angeles, CA Dept. of Water & Power	5.000	07/01/2035	24,657,570
9,230,000	Los Angeles, CA Regional Airports Improvement Corp. (Delta-Continental Airlines)	9.250	08/01/2024	9,292,026
200,000	Maywood, CA Public Financing Authority	7.000	09/01/2038	200,228
10,000,000	Northern CA Tobacco Securitization Authority (TASC)	5.375	06/01/2038	9,919,700
115,975,000	Northern CA Tobacco Securitization Authority (TASC)	6.372 [4]	06/01/2045	12,874,385
45,000	Placer County, CA Improvement Bond Act 1915	6.500	09/02/2030	45,221
21,711,000	River Rock, CA Entertainment Authority[3]	8.000	11/01/2018	4,218,447
1,750,000	Riverside County, CA Redevel. Agency	7.125	10/01/2042	2,119,075
3,805,000	Sacramento County, CA Airport System	5.250	07/01/2033	3,978,508
100,000	Sacramento County, CA Special Tax Community Facilities District No. 2004-1 (McClellan Park)	6.000	09/01/2031	98,127
2,000,000	San Buenaventura, CA Community Memorial Health Systems	8.000	12/01/2031	2,412,540
16,245,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.750	05/01/2020	17,027,359
10,000,000	San Francisco, CA City & County Public Utilities Commission	4.000	11/01/2036	10,500,600
750,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)	6.750	08/01/2041	902,130
1,000,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)	7.000	08/01/2041	1,211,590
6,000,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)	5.750	06/01/2026	7,066,140
195,570,000	Southern CA Tobacco Securitization Authority	6.381 [4]	06/01/2046	17,360,749
41,325,000	Southern CA Tobacco Securitization Authority	6.398 [4]	06/01/2046	850,469
143,080,000	Southern CA Tobacco Securitization Authority	7.098 [4]	06/01/2046	2,574,009
12,115,000	Stockton, CA Unified School District	5.918 [4]	08/01/2038	4,913,723
14,735,000	Stockton, CA Unified School District	5.948 [4]	08/01/2041	5,108,625
17,145,000	Stockton, CA Unified School District	5.948 [4]	08/01/2043	5,421,763
6,245,000	Stockton, CA Unified School District	5.997 [4]	08/01/2037	2,658,372
1,335,000	Susanville, CA Public Financing Authority (Utility Enterprises)	5.875	06/01/2035	1,419,439
1,425,000	Susanville, CA Public Financing Authority (Utility Enterprises)	6.000	06/01/2045	1,524,351

5 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
California (Continued)
$3,500,000	West Hollywood, CA Community Devel. Commission Tax Allocation (East Side Redevel.)	7.500%	09/01/2042	$4,275,320
				772,340,698

Colorado—3.1%
3,100,000	Base Village, CO Metropolitan District No. 2	5.750	12/01/2046	3,152,638
500,000	Blue Lake, CO Metropolitan District No. 2	8.000	12/15/2046	503,475
1,185,000	Brennan, CO Metropolitan District	5.250	12/01/2046	1,095,615
1,025,000	CO Country Club Highlands Metropolitan District[3]	7.250	12/01/2037	417,790
2,600,000	CO Elbert and Highway 86 Metropolitan District	5.750	12/01/2046	2,642,536
4,475,000	CO Elbert and Highway 86 Metropolitan District[3]	7.500	12/01/2032	2,235,620
2,176,000	CO Elkhorn Ranch Metropolitan District[3]	6.375	12/01/2035	1,416,141
1,780,000	CO Fossil Ridge Metropolitan District No. 1	7.250	12/01/2040	1,899,634
14,350,000	CO Health Facilities Authority (Sisters of Charity of Leavenworth Health System)[6]	5.000	01/01/2044	15,737,071
1,030,000	CO Health Facilities Authority Health & Residential Care Facilities (Volunteers of America)	5.300	07/01/2037	1,008,432
1,945,000	CO Midcities Metropolitan District No. 2	7.750	12/15/2046	1,799,767
2,275,000	CO Neu Towne Metropolitan District[3]	7.250	12/01/2034	603,648
680,000	CO North Range Metropolitan District No. 2	5.500	12/15/2018	682,754
1,000,000	CO North Range Metropolitan District No. 2	5.500	12/15/2037	1,000,200
12,585,000	CO Park Valley Water and Sanitation Metropolitan District	5.993 [4]	12/15/2017	3,020,400
1,590,000	CO Potomac Farms Metropolitan District	7.250	12/01/2037	1,021,941
248,000	CO Potomac Farms Metropolitan District	7.625 [1]	12/01/2023	164,094
855,000	CO Prairie Center Metropolitan District No. 3	5.400	12/15/2031	857,163
500,000	CO Silver Peaks Metropolitan District	5.750	12/01/2036	334,030
1,720,000	CO Sorrell Ranch Metropolitan District[2]	6.750	12/15/2036	340,250
2,500,000	CO STC Metropolitan District No. 2	6.000	12/01/2038	2,454,750
1,213,000	CO Stoneridge Metropolitan District	5.625	12/01/2036	1,246,649
1,615,000	CO Table Mountain Metropolitan District	5.250	12/01/2045	1,636,835
569,000	CO Table Mountain Metropolitan District	7.750	12/15/2045	557,899
8,000,000	CO Talon Pointe Metropolitan District[2]	8.000	12/01/2039	800,080
3,415,000	Cundall Farms, CO Metropolitan District	6.875	12/01/2044	3,384,265
785,000	Cundall Farms, CO Metropolitan District	7.750	12/15/2044	729,909
19,515,000	Denver, CO City & County Airport	5.000	11/15/2030	19,897,689
35,375,000	Denver, CO City & County Airport Special Facilities (United Air Lines)	5.250	10/01/2032	35,737,947
26,350,000	Denver, CO City & County Airport Special Facilities (United Air Lines)	5.750	10/01/2032	26,661,984
2,000,000	Erie Farm, CO Metropolitan District	5.500	12/01/2045	1,917,420
600,000	Erie Farm, CO Metropolitan District	7.750	12/15/2045	574,332
2,065,000	Hawthorn, CO Metropolitan District No. 2	6.375	12/01/2044	2,045,795
950,000	Hawthorn, CO Metropolitan District No. 2	7.750	12/15/2044	920,341
1,960,000	Highlands, CO Metropolitan District No. 3	5.125	12/01/2046	1,816,763
775,000	Iliff Commons, CO Metropolitan District No. 3	6.000	12/01/2046	783,285
1,626,000	Lewis Pointe, CO Metropolitan District	7.750	12/15/2047	1,635,073
1,195,000	Leyden Rock, CO Metropolitan District No. 10	7.250	12/15/2045	1,091,848
1,225,000	Liberty Ranch, CO Metropolitan District	5.000	12/01/2046	1,240,937

6 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Colorado (Continued)
$1,410,000	Marvella, CO Metropolitan District	5.125%	12/01/2046	$1,310,976
1,000,000	Mountain Shadows, CO Metropolitan District	5.000	12/01/2046	960,000
2,595,000	Prairiestar, CO Metropolitan District No. 2	5.750	12/01/2046	2,341,131
3,945,000	Reserve, CO Metropolitan District No. 2	5.000	12/01/2045	3,534,010
665,000	Reserve, CO Metropolitan District No. 2	5.125	12/01/2045	596,618
1,035,000	Southglenn, CO Metropolitan District	5.000	12/01/2030	1,068,410
810,000	Southglenn, CO Metropolitan District	5.000	12/01/2036	818,489
725,000	Tabernash Meadows, CO Water & Sanitation District	7.125	12/01/2034	768,116
295,000	Tallyns Reach CO Metropolitan District No. 3	5.000	12/01/2033	305,231
685,000	Tallyns Reach CO Metropolitan District No. 3	5.125	11/01/2038	709,598
1,220,000	Tallyns Reach, CO Metropolitan District No. 3	6.750	11/01/2038	1,197,113
750,000	Thompsong Crossing, CO Metropolitan District No. 6	6.000	12/01/2044	736,657
1,645,000	Villas Eastlake Reservoir, CO Metropolitan District	6.500	12/01/2046	1,720,950
20,183,519	Woodmen Heights, CO Metropolitan District No. 1	0.000 [1]	12/15/2041	10,120,218
5,342,763	Woodmen Heights, CO Metropolitan District No. 1	6.000	12/01/2041	5,185,525
1,245,000	York Street, CO Metropolitan District	6.250	12/01/2047	1,254,562
				177,694,604

Connecticut—0.9%
12,500,000	CT GO	4.000	08/15/2030	13,213,250
5,295,000	CT GO	4.000	08/15/2031	5,546,195
5,000,000	CT Special Tax	5.000	09/01/2028	5,877,450
6,000,000	CT Special Tax	5.000	08/01/2032	6,796,680
7,965,000	CT Special Tax	5.000	08/01/2033	8,973,210
8,125,000	CT Special Tax (Transportation Infrastructure)	5.000	09/01/2030	9,454,413
470,000	Georgetown, CT Special Taxing District[2]	5.125	10/01/2036	141,009
1,580,000	Hartford, CT GO	5.000	10/01/2033	1,690,015
11,841,815	Mashantucket Western Pequot Tribe CT7	6.050	07/01/2031	459,462
				52,151,684

Delaware—0.1%
1,260,000	Bridgeville, DE Special Obligation (Heritage Shores)	5.450	07/01/2035	1,260,189
7,330,000	Millsboro, DE Special Obligation (Plantation Lakes)	5.450	07/01/2036	6,259,600
				7,519,789

District of Columbia—2.4%
4,745,000	District of Columbia (Howard University)	6.250	10/01/2032	5,641,900
5,255,000	District of Columbia (Howard University)	6.250	10/01/2032	5,458,421
21,795,000	District of Columbia (Howard University)	6.500	10/01/2041	22,688,813
315,000	District of Columbia (Howard University)	6.500	10/01/2041	377,546
3,200,000	District of Columbia Center for Strategic & International Studies	6.375	03/01/2031	3,469,120
2,000,000	District of Columbia Center for Strategic & International Studies	6.625	03/01/2041	2,182,120
32,680,000	District of Columbia Tobacco Settlement Financing Corp.	6.750	05/15/2040	33,211,050
1,375,680,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	5.909 [4]	06/15/2055	38,739,149

7 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
District of Columbia (Continued)
$1,055,000,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	6.211%[4]	06/15/2055	$26,881,400
				138,649,519

Florida—10.0%
750,000	Alachua County, FL Health Facilities Authority (Oak Hammock University Florida)	8.000	10/01/2032	892,462
1,000,000	Alachua County, FL Health Facilities Authority (Oak Hammock University Florida)	8.000	10/01/2042	1,184,070
1,000,000	Alachua County, FL Health Facilities Authority (Oak Hammock University Florida)	8.000	10/01/2046	1,182,480
4,655,000	Amelia Concourse, FL Community Devel. District	5.750	05/01/2038	3,957,029
3,385,000	Amelia Concourse, FL Community Devel. District	6.000	05/01/2047	3,151,029
6,630,000	Arlington Ridge, FL Community Devel. District	5.500	05/01/2036	5,633,776
1,045,000	Avignon Villages, FL Community Devel. District	5.300	05/01/2014	135,965
755,000	Avignon Villages, FL Community Devel. District	5.400	05/01/2037	98,233
14,970,000	Baker, FL Correctional Devel. Corp. (Detention Center)	7.500	02/01/2030	11,426,451
225,000	Bayshore, FL Hsg. Corp.	8.000	12/01/2016	111,377
7,420,000	Baywinds, FL Community Devel. District[5]	5.250	05/01/2037	6,968,864
1,375,000	Baywinds, FL Community Devel. District[5]	7.020	05/01/2022	1,361,511
7,555,000	Belle Isle, FL Charter School (Cornerstone Charter Academy & Cornerstone Charter High School Obligated Group)	6.000	10/01/2042	8,181,687
745,000	Boynton Village, FL Community Devel. District Special Assessment[5]	6.000	05/01/2038	744,993
170,000	Broward County, FL HFA (Single Family)	5.000	10/01/2039	170,112
5,845,000	Buckeye Park, FL Community Devel. District	7.875	05/01/2038	1,749,584
925,000	Carlton Lakes, FL Community Devel. District Special Assessment	5.625	11/01/2036	919,690
2,250,000	Carlton Lakes, FL Community Devel. District Special Assessment	5.750	11/01/2047	2,284,965
5,000,000	Central FL Expressway Authority	4.000	07/01/2036	5,166,750
25,390,000	CFM, FL Community Devel. District, Series A	6.250	05/01/2035	10,786,941
8,115,000	Chapel Creek, FL Community Devel. District Special Assessment	5.500	05/01/2038	4,827,857
13,074,058	Clearwater Cay, FL Community Devel. District	5.500	05/01/2037	7,582,692
1,690,000	Creekside, FL Community Devel. District	5.200	05/01/2038	675,307
20,000	Crosscreek, FL Community Devel. District	5.500	05/01/2017	9,995
1,005,000	Crosscreek, FL Community Devel. District[5]	5.600	05/01/2037	1,004,990
35,000	Crosscreek, FL Community Devel. District[2]	5.600	05/01/2039	17,492
2,185,000	Crosscreek, FL Community Devel. District	6.750	11/30/2021	2,203,004
55,000	Dade County, FL HFA (Golden Lakes Apartments)	6.050	11/01/2039	55,057
10,000	Dade County, FL HFA (Siesta Pointe Apartments)	5.650	09/01/2017	10,034
900,000	Dade County, FL IDA (Miami Cerebral Palsy Residence)	8.000	06/01/2022	900,018
1,940,000	Durbin Crossing, FL Community Devel. District Special Assessment[3]	5.250	11/01/2020	796,661
6,718,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)	7.000	07/15/2032	3,358,261
12,500,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)	8.260	07/15/2038	6,248,625

8 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Florida (Continued)
$6,045,000	FL Devel. Finance Corp. (Florida Charter Educational Foundation)	5.000%	07/15/2046	$5,424,299
90,000	FL HFA (Stoddert Arms Apartments)	6.250	09/01/2026	90,120
3,400,000	FL Lake Ashton II Community Devel. District	5.375	05/01/2036	3,205,010
7,660,000	Glades, FL Correctional Devel. Corp. (Glades County Detention)[3]	7.375	03/01/2030	2,450,434
2,965,000	Greater Lakes/Sawgrass Bay, FL Community Devel. District[5]	5.500	05/01/2038	2,950,353
1,665,000	Harbor Bay, FL Community Devel. District[5]	6.750	05/01/2034	1,666,831
345,000	Highland Meadows, FL Community Devel. District Special Assessment, Series A5	5.500	05/01/2036	345,003
5,480,000	Indigo, FL Community Devel. District[3]	5.750	05/01/2036	3,339,676
7,870,000	Lakewood Ranch, FL Stewardship District[5]	5.500	05/01/2036	7,923,909
17,805,000	Lakewood Ranch, FL Stewardship District (Country Club East Investors)[5]	5.400	05/01/2037	17,586,177
3,800,000	Legends Bay, FL Community Devel. District	5.875	05/01/2038	3,791,792
100,000	Leon County, FL Educational Facilities Authority (Southgate Residence Hall)	6.750	09/01/2028	100,064
1,275,000	Liberty County, FL Revenue (Twin Oaks)[2]	8.250	07/01/2028	114,151
1,180,000	Madison County, FL Mtg. (Twin Oaks)	6.000	07/01/2025	695,539
5,000,000	Magnolia Creek, FL Community Devel. District	5.600	05/01/2014	1,048,150
5,360,000	Magnolia Creek, FL Community Devel. District	5.900	05/01/2039	1,123,617
2,805,000	Magnolia West, FL Community Devel. District Special Assessment[3]	5.350	05/01/2037	1,682,243
1,430,000	Main Street, FL Community Devel. District[5]	6.800	05/01/2038	1,431,087
1,160,000	Main Street, FL Community Devel. District	6.800	05/01/2038	1,228,394
1,715,000	Miami, FL World Center Community Devel. District	5.125	11/01/2039	1,733,745
2,570,000	Miami, FL World Center Community Devel. District	5.250	11/01/2049	2,606,905
4,000,000	Miami-Dade County, FL School Board	5.000	05/01/2031	4,587,200
5,455,000	Miami-Dade County, FL School Board	5.000	05/01/2032	6,168,514
10,000,000	Miami-Dade County, FL School Board COP[6]	5.000	02/01/2027	10,694,600
10,000,000	Miami-Dade County, FL School Board COP[6]	5.250	02/01/2027	10,738,100
50,000,000	Miami-Dade County, FL School Board COP[6]	5.375	02/01/2034	53,799,000
20,000,000	Miami-Dade County, FL School Board Floaters	1.210 [8]	05/01/2037	20,000,000
41,935,000	Miami-Dade County, FL School Board Floaters Series 2013-DCL003 Trust	1.250 [8]	09/25/2024	41,935,000
12,430,000	Montecito, FL Community Devel. District	5.100	05/01/2013	9,318,895
5,405,000	Montecito, FL Community Devel. District[3]	5.500	05/01/2037	4,052,183
550,000	Moody River, FL Estates Community Devel. District[5]	5.350	05/01/2036	549,961
10,060,000	Nassau County, FL (Nassau Care Centers)	6.900	01/01/2038	10,181,525
3,640,000	Naturewalk, FL Community Devel. District	5.300	05/01/2016	2,000,398
4,345,000	Naturewalk, FL Community Devel. District[3]	5.500	05/01/2038	2,387,838
750,000	Orange County, FL Health Facilities Authority (Orlando Lutheran Tower)	5.500	07/01/2032	750,413
2,015,000	Orange County, FL Tourist Devel. Tax Revenue	4.000	10/01/2032	2,135,114
3,750,000	Palm Bay, FL Educational Facilities (Patriot Charter School)	7.000	07/01/2036	1,687,500
3,000,000	Palm Beach County, FL Health Facilities Authority (Sinai Residences Boca Raton)	7.500	06/01/2049	3,554,250

9 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Florida (Continued)
$11,950,000	Palm Coast Park, FL Community Devel. District Special Assessment[5]	5.700%	05/01/2037	$11,531,511
5,900,000	Palm Glades, FL Community Devel. District Special Assessment[5]	7.125	05/01/2039	5,936,167
1,850,000	Palm River, FL Community Devel. District	5.150	05/01/2013	728,197
1,565,000	Palm River, FL Community Devel. District	5.375	05/01/2036	616,970
1,455,000	Parkway Center, FL Community Devel. District, Series A5	6.300	05/01/2034	1,455,407
5,430,000	Pine Ridge Plantation, FL Community Devel. District[5]	5.400	05/01/2037	4,686,036
2,250,000	Pinellas County, FL Educational Facilities Authority (Pinellas Prep Academy)	7.125	09/15/2041	2,409,840
240,000	Port St. Lucie, FL Special Assessment (Peacock & Lowry)	5.350	07/01/2027	227,141
9,400,000	Portico, FL Community Devel. District[5]	5.450	05/01/2037	8,526,082
2,715,000	Portofino Cove, FL Community Devel. District Special Assessment[5]	5.500	05/01/2038	2,727,163
5,905,000	Portofino Isles, FL Community Devel. District (Portofino Court)	5.600	05/01/2036	1,179,169
1,000,000	Portofino Landings, FL Community Devel. District Special Assessment	5.200	05/01/2017	391,990
1,955,000	Portofino Landings, FL Community Devel. District Special Assessment	5.400	05/01/2038	766,947
2,470,000	Portofino Vista, FL Community Devel. District	5.000	05/01/2013	1,111,080
3,420,000	Reunion East, FL Community Devel. District[3]	5.800	05/01/2036	34
1,525,000	Reunion East, FL Community Devel. District[5]	6.600	05/01/2033	1,559,755
3,585,000	Reunion East, FL Community Devel. District[5]	6.600	05/01/2036	3,641,894
1,425,000	Reunion East, FL Community Devel. District[3]	7.375	05/01/2033	14
140,000	Ridgewood Trails, FL Community Devel. District	5.650	05/01/2038	140,021
2,365,000	River Bend, FL Community Devel. District	7.125	11/01/2015	303,217
7,580,000	River Glen, FL Community Devel. District Special Assessment	5.450	05/01/2038	3,788,257
160,873	Santa Rosa Bay, FL Bridge Authority	6.250	07/01/2028	145,601
1,895,000	Sarasota County, FL Educational Facilities (School of Arts & Sciences)	6.500	07/01/2040	2,020,828
4,000,000	Seminole County, FL IDA (Progressive Health)	7.500	03/01/2035	3,815,400
3,240,000	South Bay, FL Community Devel. District[3]	0.000 [1]	05/01/2025	2,520,072
8,750,000	South Bay, FL Community Devel. District[3]	0.000 [1]	05/01/2036	6,750,100
7,035,000	South Bay, FL Community Devel. District	5.125	05/01/2020	6,829,086
7,235,000	South Bay, FL Community Devel. District[5]	5.950	05/01/2036	6,829,044
5,110,000	South Bay, FL Community Devel. District	5.950	05/01/2036	254,018
3,655,000	South Fork East, FL Community Devel. District[5]	6.500 [1]	05/01/2038	3,493,632
14,510,000	South Miami, FL Health Facilities Authority (BHSF/ BHM/HHI/SMH/MarH/DrsH/WKBP/BOS Obligated Group)	5.000	08/15/2032	14,655,245
30,000,000	South Miami, FL Health Facilities Authority (BHSF/ BHM/HHI/SMH/MarH/DrsH/WKBP/BOS Obligated Group)	5.000	08/15/2042	30,200,100
860,333	St. Johns County, FL IDA (Glenmoor)[3]	2.500	01/01/2049	9
2,325,000	St. Johns County, FL IDA (Glenmoor)[2]	5.375 [8]	01/01/2049	1,487,070

10 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Florida (Continued)
$3,500,000	St. Johns County, FL IDA (Presbyterian Retirement)	5.875%	08/01/2040	$4,010,545
3,500,000	St. Johns County, FL IDA (Presbyterian Retirement)	6.000	08/01/2045	4,024,440
1,000,000	St. Johns County, FL IDA (St. John’s County Welfare Federation)	5.250	10/01/2041	858,940
16,765,000	Tern Bay, FL Community Devel. District	5.000	05/01/2015	4,080,601
19,075,000	Tern Bay, FL Community Devel. District	5.375	05/01/2037	4,645,907
4,410,000	Town Center, FL at Palm Coast Community Devel. District[5]	6.000	05/01/2036	4,358,800
4,950,000	Treeline, FL Preservation Community Devel. District[3]	6.800	05/01/2039	1,485,050
1,265,000	Villa Vizcaya, FL Community Devel. District Special Assessment[2]	5.550	05/01/2039	695,333
590,000	Villages of Glen Creek FL Community Devel. District Community Devel. District[5]	4.750	05/01/2026	558,854
1,080,000	Villages of Glen Creek FL Community Devel. District Community Devel. District	5.250	05/01/2036	989,906
3,515,000	Villages of Glen Creek FL Community Devel. District Community Devel. District	5.375	05/01/2046	3,164,625
1,815,000	Villages of Glen Creek FL Community Devel. District Community Devel. District	5.375	05/01/2046	1,634,081
4,395,000	Waterford Estates, FL Community Devel. District Special Assessment	5.125	05/01/2013	2,635,769
3,350,000	Waterford Estates, FL Community Devel. District Special Assessment	5.500	05/01/2037	2,009,062
130,000	Waters Edge, FL Community Devel. District[5]	5.350	05/01/2039	121,783
4,950,000	Waters Edge, FL Community Devel. District[5]	6.600 [1]	05/01/2039	4,651,367
14,800,000	Waterstone, FL Community Devel. District	5.500	05/01/2018	7,397,336
1,215,000	West Villages, FL Improvement District[2]	5.350	05/01/2015	728,502
18,400,000	West Villages, FL Improvement District[5]	5.500	05/01/2038	18,367,984
18,150,000	West Villages, FL Improvement District[2]	5.800	05/01/2036	10,882,559
14,925,000	Westridge, FL Community Devel. District	5.800	05/01/2037	8,955,000
11,045,000	Westside, FL Community Devel. District[3]	5.650	05/01/2037	6,624,460
16,135,000	Westside, FL Community Devel. District[3]	7.200	05/01/2038	9,677,289
7,420,000	Wyld Palms, FL Community Devel. District	5.400	05/01/2015	1,851,884
4,340,000	Wyld Palms, FL Community Devel. District	5.500	05/01/2038	1,083,177
3,830,000	Zephyr Ridge, FL Community Devel. District	5.250	05/01/2013	1,914,119
2,665,000	Zephyr Ridge, FL Community Devel. District	5.625	05/01/2037	1,331,887
				578,342,309

Georgia—1.6%
700,000	Atlanta, GA Tax Allocation (Beltline)	7.500	01/01/2031	769,020
3,600,000	Atlanta, GA Tax Allocation (Beltline)	7.500	01/01/2031	3,955,536
12,000,000	Burke County, GA Devel. Authority (Oglethorpe Power Corp.)	5.700	01/01/2043	12,282,720
1,445,000	Cobb County, GA Devel. Authority (Provident Group- Creekside Properties)	6.000	07/01/2036	1,333,460
5,440,000	Cobb County, GA Devel. Authority (Provident Group- Creekside Properties)	6.000	07/01/2051	4,845,517
1,435,000	Franklin County, GA Industrial Building Authority (Emmanuel College)[2]	5.750	11/01/2025	717,242

11 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Georgia (Continued)
$1,380,000	Franklin County, GA Industrial Building Authority (Emmanuel College)[2]	6.000%	11/01/2032	$689,752
10,625,000	Franklin County, GA Industrial Building Authority (Emmanuel College)[2]	6.250	11/01/2043	5,310,587
31,945,000	Fulton County, GA Devel. Authority (Piedmont Healthcare)[6]	5.000	06/15/2029	34,594,149
13,730,000	Fulton County, GA Devel. Authority (Piedmont Healthcare/Piedmont Hospital/Piedmont Hospital Foundation Obligated Group)[6]	5.250	06/15/2037	14,940,706
1,855,000	GA Environmental Loan Acquisition Corp. (Local Water Authority)	5.125	03/15/2031	1,904,083
9,100,000	GA Road & Tollway Authority (I-75 S Express Lanes)	0.000 [1]	06/01/2049	5,583,487
2,250,000	GA Road & Tollway Authority (I-75 S Express Lanes)	6.246 [4]	06/01/2024	1,469,318
3,750,000	GA Road & Tollway Authority (I-75 S Express Lanes)	6.748 [4]	06/01/2034	1,232,850
2,000,000	Marietta, GA Devel. Authority (University Facilities)	7.000	06/15/2039	2,047,700
				91,676,127

Hawaii—0.1%
405,000	HI Dept. of Transportation (Continental Airlines)	5.625	11/15/2027	406,531
2,020,000	Kuakini, HI Health System (KMC/KHS/KGC/KSS Obligated Group)	6.300	07/01/2022	2,019,818
275,000	Kuakini, HI Health System (KMC/KHS/KGC/KSS Obligated Group)	6.375	07/01/2032	272,467
				2,698,816

Idaho—0.0%
1,230,700	Nampa, ID Local Improvement District No. 148	6.625	09/01/2030	1,264,790

Illinois—6.2%
300,000	Annawan, IL Tax Increment (Patriot Renewable Fuels)	5.625	01/01/2018	298,227
3,000,000	Carol Stream, IL Park District	5.000	01/01/2037	3,365,040
30,685,000	Caseyville, IL Tax (Forest Lakes)[3]	7.000	12/30/2022	1,414,885
1,100,000	Chicago, IL Board of Education	5.000	12/01/2042	890,109
5,700,000	Chicago, IL Board of Education	6.000	04/01/2046	5,897,847
1,500,000	Chicago, IL Board of Education	6.500	12/01/2046	1,393,545
8,000,000	Chicago, IL Board of Education	7.000	12/01/2044	7,743,520
20,000,000	Chicago, IL GO	5.250	01/01/2033	19,746,200
3,000,000	Chicago, IL Midway Airport, Series A	5.000	01/01/2033	3,291,870
35,000	Chicago, IL Multifamily Hsg. (Cottage View Terrace)	6.125	02/20/2042	35,113
8,000,000	Chicago, IL O’Hare International Airport	5.250	01/01/2042	9,268,320
10,032,000	Cortland, IL Special Tax (Sheaffer System)[3]	5.500	03/01/2018	2,001,986
915,000	Country Club Hills, IL GO	5.000	12/01/2026	918,971
965,000	Country Club Hills, IL GO	5.000	12/01/2027	968,464
1,010,000	Country Club Hills, IL GO	5.000	12/01/2028	1,013,798
1,060,000	Country Club Hills, IL GO	5.000	12/01/2029	1,063,572
1,120,000	Country Club Hills, IL GO	5.000	12/01/2030	1,123,427
1,175,000	Country Club Hills, IL GO	5.000	12/01/2031	1,178,443
2,425,000	Country Club Hills, IL GO	5.000	12/01/2032	2,431,135

12 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Illinois (Continued)
$1,000,000	Du Page County, IL Special Service Area No. 31 Special Tax (Monarch Landing)	5.625%	03/01/2036	$989,040
1,585,000	Franklin Park, IL GO	6.250	07/01/2030	1,826,665
2,191,851	Gilberts, IL Special Service Area No. 24 Special Tax (Conservancy)	5.375	03/01/2034	1,846,349
7,776,000	Hampshire, IL Special Service Area No. 14	5.950	03/01/2036	7,884,709
6,165,000	Harvey, IL GO3	5.500	12/01/2027	3,867,921
1,800,000	Harvey, IL GO3	5.625	12/01/2032	1,129,320
10,140,000	IL Educational Facilities Authority (Plum Creek Rolling Meadows)	6.500	12/01/2037	10,305,383
5,180,000	IL Finance Authority (Advocate Health Care)[6]	5.375	04/01/2044	5,527,423
5,820,000	IL Finance Authority (Advocate Health Care)[6]	5.375	04/01/2044	6,210,347
19,410,000	IL Finance Authority (Advocate Health Care)[6]	5.375	04/01/2044	20,712,072
21,765,000	IL Finance Authority (Advocate Health Care)[6]	5.375	04/01/2044	23,225,049
10,575,000	IL Finance Authority (Advocate Health Care)[6]	5.500	04/01/2044	11,319,031
9,425,000	IL Finance Authority (Advocate Health Care)[6]	5.500	04/01/2044	10,088,119
365,000	IL Finance Authority (AHCN/ANSHN/ACMC/AH&HC Obligated Group)	5.375	04/01/2044	385,020
320,000	IL Finance Authority (AHCN/ANSHN/ACMC/AH&HC Obligated Group)	5.375	04/01/2044	345,856
3,195,000	IL Finance Authority (Bethel Terrace Apartments)	5.375	09/01/2035	3,196,246
145,000	IL Finance Authority (Bridgeway/Bridgeway Foundation/Occupation Devel. Center Obligated Group)	4.625	07/01/2027	122,951
5,000,000	IL Finance Authority (CDHS/CDHA)[6]	5.375	11/01/2039	5,449,350
12,500,000	IL Finance Authority (Central Dupage Health)[6]	5.500	11/01/2039	13,706,875
5,590,000	IL Finance Authority (DeKalb Supportive Living)	6.100	12/01/2041	5,647,409
2,030,000	IL Finance Authority (Friendship Village Schaumburg)	5.625	02/15/2037	2,008,320
1,000,000	IL Finance Authority (Lake Forest College)	6.000	10/01/2048	1,065,200
850,000	IL Finance Authority (Luther Oaks)	6.000	08/15/2026	850,995
1,500,000	IL Finance Authority (Luther Oaks)	6.000	08/15/2039	1,500,900
105,000	IL Finance Authority (PHN/PCTC/PC&SHN/PLC/PCHN/ PSSC/PHCr/PBH/PAS/PHFBT Obligated Group )	7.750	08/15/2034	120,645
11,050,000	IL Finance Authority (PHN/PCTC/PC&SHN/PLC/PCHN/ PSSC/PHCr/PBH/PAS/PHFBT Obligated Group )	7.750	08/15/2034	12,696,450
575,000	IL Finance Authority (Rogers Park Montessori School)	6.000	02/01/2034	601,209
1,310,000	IL Finance Authority (Rogers Park Montessori School)	6.125	02/01/2045	1,362,295
11,870,000	IL Finance Authority (St. Anthony Lassing)	6.500	12/01/2032	12,486,409
1,500,000	IL Finance Authority (The New Admiral at the Lake)	8.000	05/15/2040	1,668,795
5,775,000	IL Finance Authority (The New Admiral at the Lake)	8.000	05/15/2046	6,409,268
4,185,000	IL Finance Authority (Villa St. Benedict)	6.125	11/15/2035	4,438,904
4,400,000	IL Finance Authority (Villa St. Benedict)	6.375	11/15/2043	4,710,684
1,640,000	IL Hsg. Devel. Authority (Stonebridge Gurnee)	5.450	01/01/2046	1,490,137
1,775,000	IL Hsg. Devel. Authority (Stonebridge Gurnee)	5.600	01/01/2056	1,600,216
7,000,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)	4.567 [4]	12/15/2032	3,510,220
15,580,000	IL Sales Tax	4.000	06/15/2028	16,760,652
15,580,000	IL Sales Tax	4.000	06/15/2029	16,595,504
12,455,000	IL Sales Tax	4.000	06/15/2031	13,107,019

13 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Illinois (Continued)
$13,635,000	Lombard, IL Public Facilities Corp. (Conference Center & Hotel)[3]	7.125%	01/01/2036	$5,973,221
2,950,000	Manhattan, IL Special Service Area Special Tax (Groebe Farm-Stonegate)	5.750	03/01/2022	530,086
4,000,000	Manhattan, IL Special Service Area Special Tax (Groebe Farm-Stonegate)	6.125	03/01/2040	718,760
1,778,000	Manhattan, IL Special Service Area Special Tax (Lakeside Towns Liberty)	5.750	03/01/2022	346,906
3,491,000	Plano, IL Special Service Area No. 5[2]	6.000	03/01/2036	2,082,940
5,615,000	Quad Cities, IL Regional EDA (Pheasant Ridge Apartments)	6.375	08/01/2040	4,218,100
162	Robbins, IL Res Rec (Robbins Res Rec Partners)	7.250	10/15/2024	164
1,175,000	Rosemont, IL GO	5.550	12/01/2034	1,275,768
2,500,000	Southwestern IL Devel. Authority (Comprehensive Mental Health Center)	6.625	06/01/2037	2,523,875
1,500,000	Southwestern IL Devel. Authority (Eden Retirement Center)	5.850	12/01/2036	1,337,220
11,610,000	Southwestern IL Devel. Authority (Local Government Programming)	7.000	10/01/2022	5,804,536
4,135,000	Southwestern IL Devel. Authority (Village of Sauget)[5]	5.625	11/01/2026	3,667,580
8,515,000	Southwestern IL Devel. Authority Solid Waste Disposal (Center Ethanol Company)	8.250	12/01/2019	8,531,179
12,690,000	Upper, IL River Valley Devel. Authority (DeerPath Huntley)	6.500	12/01/2032	13,041,259
7,620,000	Upper, IL River Valley Devel. Authority (Living Springs McHenry)	6.100	12/01/2041	7,698,257
1,900,000	Will-Kankakee, IL Regional Devel. Authority (Senior Estates Supportive Living)	7.000	12/01/2042	1,953,466
				360,516,746

Indiana—1.4%
2,000,000	Allen County, IN Economic Devel. (StoryPoint/SrL16/SrLW/SrLFW/SrLF Obligated Group)	6.875	01/15/2052	2,048,940
955,000	Anderson, IN Multifamily Hsg. (Cross Lakes Apartments)[3]	8.000	12/01/2045	477,414
1,140,000	Anderson, IN Multifamily Hsg. (Cross Lakes Apartments)[2]	9.000	12/01/2045	569,897
4,300,000	Carmel, IN Redevel. District COP	6.500	07/15/2035	5,081,353
1,225,000	Chesterton, IN Economic Devel. (Storypoint/Sr. Living 2016/Sr. Living Waterville/Sr. Living Chesterton Obligated Group)	6.375	01/15/2051	1,225,992
5,805,000	East Chicago, IN Solid Waste Disposal (USG Corp.)	6.375	08/01/2029	5,816,610
1,675,000	IN Finance Authority (BHI Senior Living)	5.500	11/15/2031	1,813,941
2,850,000	IN Finance Authority (BHI Senior Living)	5.750	11/15/2041	3,060,330
11,505,000	IN Finance Authority (Marian University)	6.375	09/15/2041	12,633,065
925,000	IN Finance Authority Educational Facilities (Irvington Community)	9.000	07/01/2039	927,488
3,950,000	IN Hsg. & Community Devel. Authority (Evergreen Village Bloomington)	5.500	01/01/2037	3,740,769

14 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Indiana (Continued)
$6,225,000	IN Hsg. & Community Devel. Authority (Hammond Assisted Living Community)	5.750%	01/01/2036	$5,956,765
1,095,000	Kokomo, IN Multifamily Hsg. (Silver Birch of Kokomo)	5.750	01/01/2034	1,100,760
4,570,000	Kokomo, IN Multifamily Hsg. (Silver Birch of Kokomo)	5.875	01/01/2037	4,593,901
4,965,000	Merrillville, IN Economic Devel. (Belvedere Hsg.)	5.750	04/01/2036	4,704,635
14,565,000	Michigan City, IN Multifamily Hsg. (Silver Birch Project)	5.150	01/01/2037	13,584,339
2,560,000	Muncie, IN Multifamily Hsg. (Silver Birch Project)	5.250	01/01/2037	2,390,144
5,355,000	Shelbyville, IN Redevel. District Tax Increment (Central Shelbyville Economic)	6.500	07/01/2022	5,615,039
3,605,000	Vincennes, IN Economic Devel. (Southwest Indiana Regional Youth Village)	6.250	01/01/2029	3,458,024
				78,799,406

Iowa—0.4%
630,000	IA Finance Authority (Amity Fellowserve)	6.000	10/01/2028	629,931
940,000	IA Finance Authority (Amity Fellowserve)	6.375	10/01/2026	941,335
2,190,000	IA Finance Authority (Amity Fellowserve)	6.500	10/01/2036	2,191,226
1,160,000	IA Finance Authority (Boys & Girls Home and Family Services)[3]	5.900	12/01/2028	113,170
815,000	IA Finance Authority Senior Hsg. (Wedum Walnut Ridge)[5]	5.375	06/01/2025	751,283
15,230,000	IA Tobacco Settlement Authority	5.500	06/01/2042	15,229,848
3,460,000	IA Tobacco Settlement Authority (TASC)	6.500	06/01/2023	3,459,827
				23,316,620

Kansas—0.0%
525,000	Lenexa, KS Multifamily Hsg. (Meadows Apartments)	7.950	10/15/2035	525,525
3,405,637	Olathe, KS Tax Increment (Gateway)[3]	5.000	03/01/2026	1,360,859
				1,886,384

Kentucky—0.6%
1,880,000	Kuttawa, KY (1st Mtg.-GF/Kentucky)	6.750	03/01/2029	1,882,933
14,000,000	KY EDFA (Baptist Healthcare System)[6]	5.375	08/15/2024	14,678,720
1,250,000	KY EDFA (Masonic Home Independent Living II)	7.250	05/15/2041	1,537,188
1,000,000	KY EDFA (Masonic Home Independent Living II)	7.375	05/15/2046	1,234,650
1,350,000	KY EDFA (Owensboro Medical Health System)	6.500	03/01/2045	1,504,966
6,785,000	KY Municipal Power Agency	5.000	09/01/2034	7,555,369
5,000,000	KY Municipal Power Agency	5.000	09/01/2036	5,534,200
				33,928,026

Louisiana—0.6%
12,270,000	East Baton Rouge Parish, LA Sewer	5.000	02/01/2039	13,669,148
1,200,000	Juban Park, LA Community Devel. District Special Assessment[2]	5.150	10/01/2014	119,820
9,630,000	LA GO	4.000	09/01/2031	10,136,057

15 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Louisiana (Continued)
$11,415,000	LA HFA (La Chateau)	7.250%	09/01/2039	$11,587,024
				35,512,049

Maine—0.3%
2,000,000	ME H&HEFA (Maine General Medical Center)	6.750	07/01/2041	2,170,260
4,800,000	Rumford, ME Pollution Control (Boise Cascade Corp.)	6.625	07/01/2020	4,819,056
12,265,000	Rumford, ME Solid Waste Disposal (Boise Cascade Corp.)	6.875	10/01/2026	12,313,569
				19,302,885

Maryland—0.1%
105,000	Baltimore, MD Convention Center Hotel	5.250	09/01/2039	105,320
1,100,000	Baltimore, MD Special Obligation (Center/West Devel.)	5.375	06/01/2036	1,113,167
1,360,000	Baltimore, MD Special Obligation (Center/West Devel.)	5.500	06/01/2043	1,377,667
1,750,000	Baltimore, MD Special Obligation (Harbor Point)	5.125	06/01/2043	1,726,375
6,861,636	Salisbury, MD Special Obligation (Villages at Salisbury Lake)[3]	3.787 [4]	01/01/2037	778,178
				5,100,707

Massachusetts—1.3%
6,905,000	MA Devel. Finance Agency (Lasell College)	6.000	07/01/2041	7,589,424
1,600,702	MA Devel. Finance Agency (Linden Ponds)	1.009 [4]	11/15/2056	7,987
195,000	MA Devel. Finance Agency (Linden Ponds)	4.680	11/15/2021	196,950
4,635,000	MA Devel. Finance Agency (Linden Ponds)	4.680	11/15/2021	4,681,350
321,825	MA Devel. Finance Agency (Linden Ponds)	5.500	11/15/2046	306,065
685,000	MA Devel. Finance Agency (Linden Ponds)	6.250	11/15/2018	696,933
2,057,748	MA Devel. Finance Agency (Linden Ponds)	6.250	11/15/2039	2,125,654
6,062,305	MA Devel. Finance Agency (Linden Ponds)	6.250	11/15/2046	6,245,690
1,000,000	MA Devel. Finance Agency (VOA Concord)	5.200	11/01/2041	1,001,210
755,000	MA Devel. Finance Agency (Wheelock College)	5.250	10/01/2037	763,660
8,220,000	MA Educational Financing Authority, Series H	6.350	01/01/2030	8,597,956
9,820,000	MA H&EFA (Milford Regional Medical Center)	5.000	07/15/2032	9,874,697
9,980,000	MA HFA, Series A6	5.300	06/01/2049	10,005,313
13,755,000	MA HFA, Series C6	5.350	12/01/2042	14,638,874
8,015,000	MA HFA, Series C6	5.400	12/01/2049	8,022,676
525,000	MA Port Authority (Delta Air Lines)	5.000	01/01/2027	529,882
				75,284,321

Michigan—2.5%
3,465,000	Arts & Technology Academy Pontiac, MI Public School Academy	6.000	11/01/2046	3,175,014
2,740,000	Charyl Stockwell Academy, MI Public School Academy	5.500	10/01/2035	2,724,190
4,140,000	Charyl Stockwell Academy, MI Public School Academy	5.750	10/01/2045	4,144,720
10,100,000	Detroit, MI City School District[6]	6.000	05/01/2029	12,304,527
803,643	Detroit, MI GO	5.000	04/01/2020	805,773
906,750	Detroit, MI GO	5.000	04/01/2021	909,216
350,300	Detroit, MI GO	5.250	04/01/2020	351,326
155,000	Detroit, MI GO	5.250	04/01/2020	155,078

16 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Michigan (Continued)
$342,550	Detroit, MI GO	5.250%	04/01/2021	$343,509
206,150	Detroit, MI GO	5.250	04/01/2022	207,486
15,500	Detroit, MI GO	5.250	04/01/2023	15,544
1,845,000	Detroit, MI Local Devel. Finance Authority	6.700	05/01/2021	1,845,664
1,175,000	Detroit, MI Local Devel. Finance Authority	6.850	05/01/2021	1,175,658
415,000	Macomb, MI Public Academy[5]	6.750	05/01/2037	408,298
4,800,000	MI Finance Authority (HFHS/HFMHCT/HFWH/WAFMH Obligated Group)	5.000	11/15/2028	5,625,504
200,000	MI Finance Authority (HFHS/HFMHCT/HFWH/WAFMH Obligated Group)	5.000	11/15/2041	221,258
1,400,000	MI Finance Authority (Old Redford Public School Academy)	5.900	12/01/2030	1,410,962
685,000	MI Public Educational Facilities Authority (American Montessori)	6.500	12/01/2037	690,035
1,400,000	MI Public Educational Facilities Authority (Old Redford Academy)	6.000	12/01/2035	1,400,000
1,135,125	MI Strategic Fund Limited Obligation (Wolverine Human Services)	7.875	08/31/2028	1,140,392
3,700,000	MI Strategic Fund Solid Waste (Genesee Power Station)	7.500	01/01/2021	3,611,755
144,990,000	MI Tobacco Settlement Finance Authority	6.387 [4]	06/01/2052	9,889,768
2,725,780,000	MI Tobacco Settlement Finance Authority	7.965 [4]	06/01/2058	72,914,615
1,625,000	Pontiac, MI City School District	4.500	05/01/2020	1,491,636
3,500,000	Summit Academy North, MI Public School Academy	5.000	11/01/2031	3,489,255
2,800,000	Summit Academy North, MI Public School Academy	5.000	11/01/2035	2,695,308
13,735,000	Wayne, MI Charter County Airport Facilities (Northwest Airlines)	6.000	12/01/2029	13,766,178
				146,912,669

Minnesota—0.5%
6,915,000	Brooklyn Center, MN Multifamily Hsg. (Sanctuary Brooklyn Center)	5.500	11/01/2035	6,781,264
3,115,000	Brooklyn Center, MN Multifamily Hsg. (Sanctuary Brooklyn Center)	6.500	11/01/2035	3,098,148
1,000,000	Dakota County, MN Community Devel. Agency (Walker Methodist)	5.000	08/01/2046	1,006,810
6,370,000	International Falls, MN Solid Waste Disposal (Boise Cascade Corp.)	6.850	12/01/2029	6,402,041
730,000	Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)	5.400	04/01/2028	729,964
5,340,000	Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)	5.500	04/01/2042	5,254,346
1,515,000	St. Paul, MN Hsg. & Redevel. Authority (Bridgecreek Senior Place)	7.000	09/15/2037	1,515,848
1,584,570	St. Paul, MN Hsg. & Redevel. Authority (Episcopal Nursing Home)	5.630	10/01/2033	1,591,589
2,417,000	St. Paul, MN Hsg. & Redevel. Authority (Great Northern Lofts)	6.250	03/01/2029	2,402,788

17 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Minnesota (Continued)
$2,305,000	St. Paul, MN Hsg. & Redevel. Authority Charter School (Hmong College Prep Academy)	5.500%	09/01/2043	$2,317,516
385,000	Wadena, MN Hsg. & Redevel. Authority (Humphrey Manor East)	6.000	02/01/2019	381,289
				31,481,603

Mississippi—0.2%
2,065,000	Meridian, MS Tax Increment (Meridian Crossroads)	8.750	12/01/2024	2,252,977
4,530,000	MS Business Finance Corp. (Mississippi Power Company)	5.150 [8]	09/01/2028	4,538,109
1,395,000	Ridgeland, MS Tax Increment (Colony Park)	5.250	10/01/2027	1,448,610
1,755,000	Ridgeland, MS Tax Increment (Colony Park)	5.375	10/01/2028	1,823,971
16,410,000	Stonebridge, MS Public Improvement District Special Assessment	7.500	10/01/2042	2,290,508
				12,354,175

Missouri—1.2%
4,900,000	Branson, MO Commerce Park Community Improvement District[3]	5.750	06/01/2026	1,004,598
2,430,000	Branson, MO IDA (Branson Hills Redevel.)[5]	5.750	05/01/2026	2,442,393
12,800,000	Branson, MO IDA (Branson Hills Redevel.)[5]	7.050	05/01/2027	12,813,824
880,000	Branson, MO IDA (Branson Landing)	5.250	06/01/2021	868,340
2,470,000	Branson, MO IDA (Branson Landing)	5.500	06/01/2029	2,377,029
18,820,000	Branson, MO IDA (Branson Shoppe Redevel.)[5]	5.950	11/01/2029	18,838,820
570,000	Broadway-Fairview, MO Transportation Devel. District (Columbia)	6.125	12/01/2036	450,477
1,005,000	Chillicothe, MO Tax Increment (South U.S. 65)	5.500	04/01/2021	827,577
3,100,000	Chillicothe, MO Tax Increment (South U.S. 65)	5.625	04/01/2027	2,128,956
1,120,000	Jennings, MO Tax Increment & Community Improvement (Northland Redevel. Area)[5]	5.000	11/01/2023	1,056,138
1,000,000	Kansas City, MO IDA (Sales Tax)	5.000	04/01/2036	938,470
740,000	Kansas City, MO IDA (Sales Tax)	5.000	04/01/2046	660,650
1,176,000	Kansas City, MO IDA (West Paseo)	6.750	07/01/2036	1,176,035
1,200,000	Lees Summit, MO IDA (Kensington Farms)[3]	5.500	03/01/2021	775,680
750,000	Lees Summit, MO IDA (Kensington Farms)[3]	5.750	03/01/2029	463,095
2,800,000	Lees Summit, MO Tax (Summit Fair Community Improvement District)	6.000	05/01/2042	2,829,260
2,310,000	Liberty, MO Tax Increment (Liberty Triangle)	5.875	10/01/2029	2,322,405
3,020,000	MO Dardenne Town Square Transportation Devel. District[3]	5.000	05/01/2026	1,086,294
3,825,000	MO Dardenne Town Square Transportation Devel. District[3]	5.000	05/01/2036	1,375,853
220,000	MO Grindstone Plaza Transportation Devel. District	5.250	10/01/2021	213,833
400,000	MO Grindstone Plaza Transportation Devel. District	5.400	10/01/2026	372,148
115,000	MO Grindstone Plaza Transportation Devel. District	5.550	10/01/2036	99,676
700,000	Northwoods, MO Transportation Devel. District	5.850	02/01/2031	639,282
2,750,000	Saint Charles County, MO IDA (Suemandy/Mid-Rivers Community Improvement District)	5.000	10/01/2046	2,537,755

18 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Missouri (Continued)
$4,580,000	St. Louis, MO IDA (Railway Exchange Building Redevel.)[3]	8.000%	04/27/2033	$1,600,389
2,442,000	St. Louis, MO Tax Increment (1601 Washington Redevel.)	6.000	08/21/2026	1,579,950
2,034,000	St. Louis, MO Tax Increment (Pet Building Redevel.)	5.500	05/29/2028	1,358,020
1,660,000	St. Louis, MO Tax Increment (Printers Lofts)[3]	6.000	08/21/2026	663,568
3,043,000	St. Louis, MO Tax Increment (Security Building Redevel.)[3]	6.300	04/01/2027	1,509,663
1,510,000	St. Louis, MO Tax Increment (Washington East Condominiums)[2]	5.500	01/20/2028	981,591
2,340,000	St. Louis, MO Tax Increment (Washington East Condominiums)	5.500	01/20/2028	1,781,021
1,108,000	St. Louis, MO Tax Increment Financing, Series A	5.500	09/02/2028	664,867
1,865,000	Stone Canyon, MO Improvement District (Infrastructure)	5.700	04/01/2022	503,531
975,000	Stone Canyon, MO Improvement District (Infrastructure)	5.750	04/01/2027	263,240
				69,204,428

Montana—0.0%
5,935,000	Hardin, MT Tax Increment Industrial Infrastructure Devel. (Rocky Mountain Power)[3]	6.250 [1]	09/01/2031	1,185,101
Nebraska—0.4%
405,000	Beatrice, NE Community Redevel. Authority (Beatrice Biodiesel)[5]	6.625	12/01/2021	385,839
20,000,000	Douglas County, NE Hospital Authority (Methodist Health System)[6]	5.750	11/01/2048	21,441,396
1,000,000	Omaha, NE Public Facilities Corp. (Omaha Baseball Stadium)	4.000	06/01/2031	1,077,380
				22,904,615

Nevada—0.1%
5,375,000	Clark County, NV GO	4.000	11/01/2031	5,835,315
975,000	Clark County, NV Improvement District	5.000	02/01/2026	937,970
750,000	Clark County, NV Improvement District	5.050	02/01/2031	711,000
110,000	Mesquite, NV Special Improvement District (Canyon Creek)	5.400	08/01/2020	106,846
375,000	Mesquite, NV Special Improvement District (Canyon Creek)	5.500	08/01/2025	369,356
				7,960,487

New Hampshire—0.0%
1,395,000	NH Business Finance Authority (Huggins Hospital)	6.875	10/01/2039	1,449,447
New Jersey—5.1%
3,583,000	Newark, NJ GO	5.000	07/15/2029	3,788,449
5,000,000	NJ EDA	5.000	06/15/2041	5,014,850
110,000	NJ EDA (Continental Airlines)	4.875	09/15/2019	113,778

19 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New Jersey (Continued)
$3,750,000	NJ EDA (Continental Airlines)	5.625%	11/15/2030	$4,169,062
565,000	NJ EDA (Leap Academy Charter School)	6.000	10/01/2034	568,328
750,000	NJ EDA (Leap Academy Charter School)	6.200	10/01/2044	750,398
500,000	NJ EDA (Leap Academy Charter School)	6.300	10/01/2049	501,625
1,000,000	NJ EDA (Paterson Charter School Science & Technology)	6.100	07/01/2044	984,250
650,000	NJ EDA (Provident Group-Kean Properties)	5.000	07/01/2047	691,756
1,000,000	NJ EDA (Provident Group-Kean Properties)	5.000	01/01/2050	1,055,760
5,000,000	NJ Educational Facilities Authority (College of St. Elizabeth)	5.000	07/01/2046	4,926,000
480,000	NJ Educational Facilities Authority (Georgian Court University)	5.000	07/01/2033	481,450
104,230,000	NJ Tobacco Settlement Financing Corp.	4.750	06/01/2034	102,040,128
51,680,000	NJ Tobacco Settlement Financing Corp.	5.000	06/01/2029	51,786,461
53,355,000	NJ Tobacco Settlement Financing Corp.	5.000	06/01/2041	52,515,192
9,500,000	NJ Transportation Trust Fund Authority	5.000	06/15/2029	9,722,110
10,200,000	NJ Transportation Trust Fund Authority	5.000	06/15/2030	10,428,174
43,465,000	NJ Transportation Trust Fund Authority	5.000	06/15/2031	44,383,850
210,000	Weehawken Township, NJ GO	6.000	08/01/2021	235,759
210,000	Weehawken Township, NJ GO	6.000	08/01/2022	234,599
				294,391,979

New Mexico—0.2%
615,000	Boulders, NM Pubic Improvement District	5.750	10/01/2044	610,603
385,000	Mariposa East, NM Public Improvement District	5.900 [1]	09/01/2032	342,330
560,000	Mariposa East, NM Public Improvement District	5.900	09/01/2032	470,406
80,000	Mariposa East, NM Public Improvement District	5.900	09/01/2032	78,148
475,000	Mariposa East, NM Public Improvement District	12.495 [4]	09/01/2032	66,429
875,000	Montecito Estates, NM Public Improvement District	7.000	10/01/2037	897,794
1,925,000	NM Trails Public Improvement District	7.750	10/01/2038	1,861,167
4,325,000	Saltillo, NM Improvement District	7.625	10/01/2037	4,397,054
				8,723,931

New York—6.3%
15,015,000	Brookhaven, NY IDA (BK at Lake Grove)	7.750 [8]	11/01/2046	15,958,543
14,980,000	Brookhaven, NY IDA (BK at Lake Grove)	7.750 [8]	11/01/2046	15,916,700
10,000,000	Brookhaven, NY IDA (BK at Lake Grove)	7.750 [8]	11/01/2046	10,625,300
17,700,000	Erie County, NY Tobacco Asset Securitization Corp.	5.630 [4]	06/01/2055	1,099,347
17,000,000	Glen Cove, NY Local Assistance Corp. (Gravies Point Public Improvement)	0.000 [1]	01/01/2055	12,457,770
1,500,000	Islip, NY IDA (Engel Burman at Sayville)	7.750 [8]	11/01/2045	1,724,670
1,000,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)	6.000	06/01/2030	1,125,830
2,937,408	Nassau County, NY IDA (Amsterdam at Harborside)	2.000	01/01/2049	490,547
1,879,095	Nassau County, NY IDA (Amsterdam at Harborside)	5.500	07/01/2020	1,870,846
187,500	Nassau County, NY IDA (Amsterdam at Harborside)	5.875	01/01/2023	187,794
922,500	Nassau County, NY IDA (Amsterdam at Harborside)	6.500	01/01/2032	926,024
2,100,000	Nassau County, NY IDA (Amsterdam at Harborside)	6.700	01/01/2049	2,101,092
1,780,000	Nassau County, NY IDA (Amsterdam at Harborside)	6.700	01/01/2049	1,780,926

20 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$234,000,000	NY Counties Tobacco Trust V	6.732%	[4]	06/01/2060	$790,920
51,600,000	NY Counties Tobacco Trust V	7.146 [4]		06/01/2060	179,052
8,200,000	NY MTA Hudson Rail Yards	5.000		11/15/2051	8,841,322
33,190,000	NY MTA Hudson Rail Yards	5.000		11/15/2056	36,036,706
485,000	NY MTA, Series D	5.250		11/15/2027	571,058
560,000	NY MTA, Series D	5.250		11/15/2028	657,507
900,000	NY MTA, Series D	5.250		11/15/2029	1,053,729
900,000	NY MTA, Series D	5.250		11/15/2030	1,051,128
900,000	NY MTA, Series D	5.250		11/15/2031	1,047,429
900,000	NY MTA, Series D	5.250		11/15/2032	1,042,722
900,000	NY MTA, Series D	5.250		11/15/2033	1,038,618
7,100,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)	5.650		10/01/2028	5,917,850
6,045,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)	5.750		10/01/2036	4,889,861
8,670,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)	6.200		10/01/2022	8,263,290
9,970,000	NYC Municipal Water Finance Authority[6]	5.750		06/15/2040	10,513,650
2,985,000	NYC Municipal Water Finance Authority[6]	5.750		06/15/2040	3,147,768
5,430,000	NYC Transitional Finance Authority (Future Tax)	4.000		05/01/2031	5,914,030
6,110,000	NYC Transitional Finance Authority (Future Tax)	5.000		11/01/2029	7,395,850
18,700,000	NYS DA (St. Mary’s Hospital for Children)[5]	7.875		11/15/2041	20,235,270
10,000,000	NYS DA (State Personal Income Tax Authority)	5.000		02/15/2032	11,744,700
14,870,000	NYS DA (State Personal Income Tax Authority)	5.000		03/15/2036	17,094,552
10,000,000	NYS DA (State Personal Income Tax Authority)	5.000		02/15/2037	11,541,500
21,750,000	NYS Liberty Devel. Corp. (4 World Trade Center)	5.750		11/15/2051	24,790,215
37,380,000	NYS Liberty Devel. Corp. (Bank of America Tower)[6]	5.125		01/15/2044	40,470,097
3,000,000	NYS Thruway Authority	5.000		01/01/2036	3,403,680
2,500,000	NYS Transitional Devel. Corp. (LaGuardia Airport Terminal B Redevel.)	5.000		07/01/2034	2,728,550
5,000,000	NYS Transitional Devel. Corp. (LaGuardia Airport Terminal B Redevel.)	5.000		07/01/2041	5,391,350
7,000,000	NYS Transitional Devel. Corp. (LaGuardia Airport Terminal B Redevel.)	5.250		01/01/2050	7,608,440
13,000,000	NYS Transportation Devel. Corp. (American Airlines/JFK International Airport)	5.000		08/01/2026	13,679,900
25,435,000	NYS UDC (State Personal Income Tax Authority)	5.000		03/15/2033	30,018,387
200,000	Port Authority NY/NJ (JFK International Air Terminal)	5.750		12/01/2025	202,460
1,650,000	Port Authority NY/NJ (KIAC)	6.750		10/01/2019	1,678,545
8,385,000	Suffolk, NY Tobacco Asset Securitization Corp.	6.000		06/01/2048	8,493,921
1,640,000	Yonkers, NY IDA (St. Joseph’s Hospital), Series 98-C	6.200		03/01/2020	1,635,293
					365,334,739

North Carolina—0.1%
1,500,000	NC Medical Care Commission (AHACHC)	5.800		10/01/2034	1,503,480
1,650,000	NC Medical Care Commission (Whitestone)	7.750		03/01/2031	1,819,670
					3,323,150

Ohio—9.8%
9,950,000	Allen County, OH Hospital Facilities (Catholic Healthcare)[6]	5.000		06/01/2038	10,639,431

21 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Ohio (Continued)
$12,115,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.125%	06/01/2024	$11,664,807
18,115,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.375	06/01/2024	17,441,484
24,655,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.750	06/01/2034	23,646,857
41,465,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.875	06/01/2030	39,672,053
144,205,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.875	06/01/2047	139,574,577
12,937,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	6.000	06/01/2042	12,718,753
57,055,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	6.250 [1]	06/01/2037	57,154,276
76,170,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	6.500	06/01/2047	76,380,229
2,295,300,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	6.529 [4]	06/01/2052	62,546,925
5,645,000	Butler County, OH Port Authority (Maple Knoll Communities)	7.000	07/01/2043	5,869,615
4,495,000	Centerville, OH Health Care (Bethany Lutheran Village)	6.000	11/01/2038	4,512,755
2,075,000	Cleveland-Cuyahoga County, OH Port Authority (Forest Hill Park Apartments)	5.250	09/01/2040	2,050,100
645,000	Cleveland-Cuyahoga County, OH Port Authority (Forest Hill Park Apartments)	5.375	09/01/2045	639,389
1,305,000	Cleveland-Cuyahoga County, OH Port Authority (Forest Hill Park Apartments)	5.500	09/01/2050	1,289,170
220,000	Columbus-Franklin County, OH Finance Authority, Series A5	6.000	05/15/2035	222,061
31,800,000	Gallia County, OH Hospital Facilities (Holzer/HHlthS/HMCG/HMCJ Obligated Group)	8.000	07/01/2042	36,652,998
1,450,000	Hancock County, OH Hospital (BVRHC/BVHF Obligated Group)	6.250	12/01/2034	1,640,284
20,000	Lake County, OH Hospital Facilities (Lake Hospital System)	5.750	08/15/2038	20,913
105,000	Lake County, OH Hospital Facilities (Lake Hospital System)	5.750	08/15/2038	111,425
435,000	Lorain County, OH Port Authority (Alumalloy LLC)[5]	6.000	11/15/2025	425,056
10,000,000	Montgomery County, OH (Miami Valley Hospital)[6]	5.750	11/15/2023	11,283,400
1,100,000	Norwood, OH Special Obligation (Central Parke)	6.000	12/01/2046	1,114,124
2,000,000	OH Air Quality Devel. Authority (FirstEnergy Generation)	3.100 [8]	03/01/2023	880,000
13,500,000	OH Air Quality Devel. Authority (FirstEnergy Generation)	3.750 [8]	12/01/2023	5,940,000
10,795,000	OH Air Quality Devel. Authority (FirstEnergy Generation)	4.250 [8]	08/01/2029	10,059,105
18,700,000	OH Higher Educational Facility Commission (Hiram College)	6.000	10/01/2041	18,627,631

22 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Ohio (Continued)
$16,320,000	OH Port Authority of Columbiana Solid Waste (Apex Environmental)[9]	7.250%	08/01/2034	$163
2,235,822	OH Port Authority of Columbiana Solid Waste (Apex Environmental)[9]	10.820	08/01/2034	22
1,500,000	OH Water Devel. Authority (FirstEnergy Generation)	3.000	05/15/2019	660,000
1,350,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.300	02/15/2024	1,309,001
2,500,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.400	02/15/2034	2,374,075
4,100,000	Southeastern OH Port Authority Hospital Facility (Memorial Health System)	5.750	12/01/2032	4,485,359
1,225,000	Toledo-Lucas County, OH Port Authority (Storypoint/Sr. Living 2016/Sr. Living Waterville/Sr. Living Chesterton Obligated Group)	6.125	01/15/2034	1,236,013
1,700,000	Toledo-Lucas County, OH Port Authority (Storypoint/Sr. Living 2016/Sr. Living Waterville/Sr. Living Chesterton Obligated Group)	6.375	01/15/2051	1,721,267
382,899	Toledo-Lucas County, OH Port Authority (Town Square at Levis Commons)	5.400	11/01/2036	4
1,526,096	Toledo-Lucas County, OH Port Authority (Town Square at Levis Commons)[5]	5.400	11/01/2036	1,526,569
3,415,000	Warren County, OH Port Authority (Corridor 75 Park)	7.500	12/01/2034	3,494,774
				569,584,665

Oklahoma—0.2%
5,000,000	Atoka County, OK Healthcare Authority (Atoka Memorial Hospital)	6.625	10/01/2037	3,999,000
4,710,000	Grady County, OK Criminal Justice Authority	7.000	11/01/2041	4,393,441
100,000	OK Ordnance Works Authority Sewer & Solid Waste Disposal Facilities (Ralston Purina Group)	6.500	09/01/2026	100,316
				8,492,757

Oregon—0.1%
725,000	OR Facilities Authority (Concordia University)	6.125	09/01/2030	838,578
2,625,000	OR Facilities Authority (Personalized Learning-Redmond Proficiency Academy)	5.250	06/15/2051	2,586,071
1,640,000	OR Facilities Authority (Personalized Learning-Redmond Proficiency Academy)	5.750	06/15/2046	1,693,694
				5,118,343

Pennsylvania—2.2%
1,000,000	Allegheny County, PA Sanitary Authority	4.000	12/01/2031	1,073,300
22,300,000	Beaver County, PA IDA (FirstEnergy Generation)	4.500 [8]	06/01/2028	20,772,673
2,750,000	Chester County, PA IDA (Collegium Charter School)[5]	5.250	10/15/2047	2,745,297
5,180,000	Chester County, PA IDA (Hickman Friends Senior Community of West Chester)	5.500	01/01/2052	4,982,124
2,750,000	Crawford County, PA Hospital Authority (MMedC/COHS/MMedCF/MPS/HCCO/TAHC/TAH/TAHCF/TAHS/CVHC/HCrawC/FCIM Obligated Group)	6.000	06/01/2046	2,772,220

23 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Pennsylvania (Continued)
$3,215,000	Crawford County, PA Hospital Authority (MMedC/COHS/MMedCF/MPS/HCCO/TAHC/TAH/TAHCF/TAHS/CVHC/HCrawC/FCIM Obligated Group)	6.000%	06/01/2051	$3,237,826
515,000	Luzerne County, PA IDA	7.500	12/15/2019	528,859
500,000	Luzerne County, PA IDA	7.750	12/15/2027	521,575
803,864	Northampton County, PA IDA (Northampton Generating)[3,7]	5.000	12/31/2023	320,420
8,238,655	Northampton County, PA IDA (Northampton Generating)[3,7]	5.000	12/31/2023	3,283,928
24,937,498	PA EDFA (Bionol Clearfield)	8.500	07/01/2015	4,361,568
15,000,000	PA EDFA (FirstEnergy Generation)	4.500 [8]	06/01/2028	13,973,100
11,500,000	PA Geisinger Authority Health System, Series A6	5.250	06/01/2039	12,188,735
2,150,000	PA GO	4.000	09/15/2031	2,291,965
2,980,000	PA GO	4.000	09/15/2032	3,159,366
4,000,000	PA HEFA (Shippensburg University)	6.250	10/01/2043	4,409,960
3,000,000	PA Public School Building Authority (School District of Philadelphia)	5.000	04/01/2030	3,186,540
20,000,000	PA State Public School Building Authority (Philadelphia School District)	5.000	06/01/2032	22,512,600
1,500,000	Philadelphia, PA Authority for Industrial Devel. (Architecture & Design Charter School)	6.125	03/15/2043	1,572,705
1,030,000	Philadelphia, PA Authority for Industrial Devel. (Green Woods Charter School)	5.500	06/15/2022	1,089,225
2,000,000	Philadelphia, PA Authority for Industrial Devel. (Green Woods Charter School)	5.500	06/15/2032	2,049,180
2,390,000	Philadelphia, PA Gas Works	5.000	10/01/2033	2,683,803
3,350,000	Philadelphia, PA H&HEFA (Temple University Health System)	5.625	07/01/2036	3,599,709
5,250,000	Philadelphia, PA H&HEFA (Temple University Health System)	5.625	07/01/2042	5,623,643
5,680,000	York, PA GO	7.250	11/15/2041	6,193,642
				129,133,963

Rhode Island—0.4%
44,240,000	Central Falls, RI Detention Facility[3]	7.250	07/15/2035	10,942,764
7,500,000	RI Health & Educational Building Corp. (Public Schools Financing Program)	6.000	05/15/2029	8,252,850
28,225,000	RI Tobacco Settlement Financing Corp. (TASC)	6.121 [4]	06/01/2052	1,407,299
				20,602,913

South Carolina—0.8%
6,530,000	Hardeeville, SC Assessment Revenue (Anderson Tract Municipal Improvement District)	7.750	11/01/2039	6,624,424
13,531,000	Richland County, SC Assessment Revenue (Village at Sandhill Improvement District)	6.200	11/01/2036	13,530,188
7,174,927	SC Connector 2000 Assoc. Toll Road, Series B	2.887 [4]	01/01/2020	5,722,004
191,763	SC Connector 2000 Assoc. Toll Road, Series B	6.295 [4]	01/01/2026	93,580
8,105,757	SC Connector 2000 Assoc. Toll Road, Series B	6.619 [4]	01/01/2024	4,633,332
5,070,000	SC Public Service Authority (Santee Cooper)	5.000	12/01/2029	5,426,472

24 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
South Carolina (Continued)
$6,465,000	SC Public Service Authority (Santee Cooper)	5.500%	12/01/2033	$7,159,858
				43,189,858

South Dakota—0.0%
1,425,000	Turner County, SD Tax Increment	5.000	12/15/2026	1,366,846

Tennessee—0.6%
1,000,000	Bristol, TN Industrial Devel. Board	5.022 [4]	12/01/2022	780,200
20,340,000	Chattanooga, TN HE&HFB (Catholic Health Initiatives)	1.250 [8]	05/01/2039	20,340,000
9,000,000	Shelby County, TN HE&HFB (Trezevant Manor)	5.500	09/01/2047	9,300,600
6,425,000	Shelby County, TN HE&HFB (Trezevant Manor)	8.000	09/01/2044	6,830,867
				37,251,667

Texas—9.2%
1,000,000	Abilene, TX GO	4.000	02/15/2033	1,051,250
2,040,000	Anson, TX Education Facilities Corp. (Arlington Classics Academy)	5.000	08/15/2045	2,027,617
1,325,000	Arlington, TX Higher Education Finance Corp. (Leadership Prep School)	5.000	06/15/2046	1,285,820
700,000	Aubrey, TX Special Assessment (Jackson Ridge Public Improvement District No. 1)	7.250	09/01/2045	685,818
230,000	Beaumont, TX Multifamily HDC (Madison on the Lake Apartments)	7.750	12/01/2028	217,555
41,315,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[9]	5.000	03/01/2041	—
13,500,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[9]	5.400	05/01/2029	—
2,345,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[9]	6.300	07/01/2032	—
11,420,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[9]	6.750	10/01/2038	—
10,000,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[9]	7.700	03/01/2032	—
26,120,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[9]	7.700	04/01/2033	—
1,925,000	Brushy Creek, TX Regional Utility Authority	4.000	08/01/2030	2,105,603
2,000,000	Brushy Creek, TX Regional Utility Authority	4.000	08/01/2031	2,163,920
2,000,000	Brushy Creek, TX Regional Utility Authority	4.000	08/01/2032	2,145,500
1,755,000	Brushy Creek, TX Regional Utility Authority	4.000	08/01/2033	1,859,440
15,350,000	Cambridge, TX Student Hsg. (Cambridge Student Hsg. Devel.)	7.000	11/01/2039	15,453,919
700,000	Celina, TX Special Assessment	5.375	09/01/2028	677,159
400,000	Celina, TX Special Assessment	5.500	09/01/2032	384,116
1,100,000	Celina, TX Special Assessment	5.875	09/01/2040	1,046,870
1,895,000	Celina, TX Special Assessment	6.250	09/01/2045	1,905,858
4,020,000	Celina, TX Special Assessment	7.500	09/01/2045	4,177,182
1,000,000	Celina, TX Special Assessment (Sutton Fields II)	7.250	09/01/2045	991,070
750,000	Clifton, TX Higher Education Finance Corp. (Idea Public Schools)	5.750	08/15/2041	807,862

25 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Texas (Continued)
$1,250,000	Crane, TX Independent School District	5.000%	02/15/2030	$1,253,675
9,405,000	El Paso, TX GO	4.000	08/15/2029	10,231,700
1,500,000	Flower Mound, TX Special Assessment (River Walk Public Improvement District No. 1)	6.125	09/01/2028	1,559,610
1,500,000	Flower Mound, TX Special Assessment (River Walk Public Improvement District No. 1)	6.500	09/01/2036	1,543,110
2,000,000	Flower Mound, TX Special Assessment (River Walk Public Improvement District No. 1)	6.750	09/01/2043	2,044,000
2,400,000	Galveston, TX Special Assessment	5.625	09/01/2028	2,331,312
3,700,000	Galveston, TX Special Assessment	6.000	09/01/2038	3,549,003
3,500,000	Galveston, TX Special Assessment	6.125	09/01/2044	3,343,130
10,000,000	Grand Parkway, TX Transportation Corp.[6]	5.000	04/01/2053	11,310,300
11,238,709	Gulf Coast, TX IDA (Microgy Holdings)	7.000	12/01/2036	112
20,000	Gulf Coast, TX IDA Solid Waste (Citgo Petroleum Corp.)	8.000	04/01/2028	20,033
3,225,000	Harris County, TX Cultural Education Facilities Finance Corp. (Space Center Houston)	7.000	08/15/2028	3,400,988
435,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)	6.500	05/15/2031	523,101
380,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)	6.500	05/15/2031	434,902
500,000	Houston, TX Higher Education Finance Corp. (Ninos)	6.000	08/15/2036	528,195
750,000	Houston, TX Higher Education Finance Corp. (Ninos)	6.000	08/15/2041	789,930
475,000	Leander, TX Special Assesment (Oak Creek Public Improvement District)	5.375	09/01/2028	464,560
600,000	Leander, TX Special Assesment (Oak Creek Public Improvement District)	5.750	09/01/2038	580,974
600,000	Leander, TX Special Assesment (Oak Creek Public Improvement District)	5.875	09/01/2044	579,000
450,000	Mclendon-Chisholm, TX Special Assessment (Sonoma Public Improvement District)	5.375	09/15/2035	434,439
400,000	Mclendon-Chisholm, TX Special Assessment (Sonoma Public Improvement District)	5.500	09/15/2040	384,468
8,750,000	Mission, TX EDC (Carbonlite Recycling)	6.500	12/01/2033	8,316,438
13,000,000	Mission, TX EDC (Natgasoline)	5.750	10/01/2031	13,632,580
24,970,000	Mission, TX EDC (Natgasoline)	5.750	10/01/2031	26,185,040
700,000	New Hope, TX Cultural Educational Facilities Finance Corp. (East Grand Preparatory Academy)	5.500	08/15/2046	702,891
1,200,000	New Hope, TX Cultural Educational Facilities Finance Corp. (East Grand Preparatory Academy)	5.500	08/15/2051	1,202,796
350,000	New Hope, TX Cultural Educational Facilities Finance Corp. Senior Living (Cardinal Bay-Village on the Park Carriage Inn)	5.000	07/01/2031	396,757
1,750,000	New Hope, TX Cultural Educational Facilities Finance Corp. Senior Living (Cardinal Bay-Village on the Park Carriage Inn)	5.000	07/01/2046	1,914,133
1,750,000	New Hope, TX Cultural Educational Facilities Finance Corp. Senior Living (Cardinal Bay-Village on the Park Carriage Inn)	5.000	07/01/2051	1,909,705

26 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Texas (Continued)
$400,000	New Hope, TX Cultural Educational Facilities Finance Corp. Senior Living (MRC Senior Living-Langford Project)	5.375%	11/15/2036	$378,252
650,000	New Hope, TX Cultural Educational Facilities Finance Corp. Senior Living (MRC Senior Living-Langford Project)	5.500	11/15/2046	607,380
1,000,000	New Hope, TX Cultural Educational Facilities Finance Corp. Senior Living (MRC Senior Living-Langford Project)	5.500	11/15/2052	916,590
1,250,000	New Hope, TX Cultural Educational Facilities Finance Corp. Student Hsg. (A&M University-Collegiate Hsg. Corpus Christi II)	5.000	04/01/2048	1,319,300
2,315,000	New Hope, TX Cultural Educational Facilities Finance Corp. Student Hsg. (A&M University-Collegiate Hsg. San Antonio)	5.000	04/01/2048	2,438,065
1,300,000	New Hope, TX Educational Facilities Finance Corp. Retirement Facility (Wesleyan Homes)	5.500	01/01/2049	1,320,202
785,000	New Hope, TX Educational Facilities Finance Corp. Student Hsg. (Stephenville-Tarleton State University)	5.875	04/01/2036	882,717
1,950,000	New Hope, TX Educational Facilities Finance Corp. Student Hsg. (Stephenville-Tarleton State University)	6.000	04/01/2045	2,200,107
1,475,000	Newark, TX Higher Education Finance Corp. (A+ Charter Schools)	5.750	08/15/2045	1,486,461
1,600,000	North Central TX HFC (Village Kaufman Apartments)	6.150 [8]	01/01/2043	1,674,368
38,000,000	North Central TX HFDC (Children’s Medical Center)[6]	5.750	08/15/2039	41,173,760
14,060,000	North TX Tollway Authority[6]	5.750	01/01/2048	14,486,580
725,000	North TX Tollway Authority[6]	5.750	01/01/2048	746,997
5,195,000	North TX Tollway Authority[6]	5.750	01/01/2048	5,352,616
1,940,000	North TX Tollway Authority[6]	5.750	01/01/2048	1,998,860
655,000	Pottsboro, TX Higher Education Finance Corp. (Imagine International Academy of North Texas)	5.000	08/15/2036	656,886
1,000,000	Pottsboro, TX Higher Education Finance Corp. (Imagine International Academy of North Texas)	5.000	08/15/2046	985,260
2,000,000	Red River, TX Educational Finance Corp. (Houston Baptist University)	5.500	10/01/2046	2,200,860
3,000,000	Red River, TX Health Facilities Devel. Corp. (Happy Harbor Methodist Home)	8.000	11/15/2049	3,438,330
750,000	Rowlett, TX Special Assessment (Bayside Public Improvement District)	6.000	09/15/2046	715,950
2,050,000	Sabine Neches, TX HFC (Fox Run Apartments)	6.150	01/01/2043	2,136,633
1,279,317	Sabine Neches, TX HFC (Single Family Mtg.)	5.430	12/01/2039	1,313,193
4,100,000	Sabine River Authority, TX Pollution Control (TXU Electric Company)[9]	6.150	08/01/2022	—
1,800,000	Sabine River Authority, TX Pollution Control (TXU Electric Company)[9]	6.450	06/01/2021	—
10,000,000	San Jacinto, TX Community College District[6]	5.125	02/15/2038	10,338,200
26,820,000	Sanger, TX Industrial Devel. Corp. (Texas Pellets)[2]	7.500	07/01/2038	11,837,543
7,935,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Health Care System)[6]	5.750	11/15/2024	8,519,563

27 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Texas (Continued)
$32,600,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Health Care System)[6]	6.250%	11/15/2029	$35,251,358
3,810,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community)	5.750	11/15/2037	3,832,441
13,500,000	Tarrant County, TX Health Facilities Devel. Corp. (Cook Childrens Medical Center)[6]	5.000	12/01/2033	14,614,155
27,525,000	Travis County, TX HFDC (Longhorn Village)	7.125	01/01/2046	29,920,501
2,495,000	Trinity River Authority, TX Pollution Control (TXU Electric Company)[9]	6.250	05/01/2028	—
19,800,000	Trophy Club, TX Public Improvement (Highlands Trophy Club)	7.750	10/01/2037	20,360,736
34,600,000	TX Angelina & Neches River Authority (Aspen Power)[2]	6.500	11/01/2029	1,512,366
117,760,000	TX Municipal Gas Acquisition & Supply Corp.[6]	6.250	12/15/2026	142,427,135
900,000	TX Public Finance Authority Charter School Finance Corp. (Ed-Burnham Wood)	6.250	09/01/2036	912,528
635,000	TX Student Hsg. Corp. (University of North Texas)	6.750	07/01/2021	634,937
200,000	TX Student Hsg. Corp. (University of North Texas)	6.850	07/01/2031	196,846
8,500,000	TX Water Devel. Board	4.000	10/15/2030	9,320,590
2,076,000	Vintage Township, TX Public Facilities Corp.	7.375	10/01/2038	2,116,129
6,375,000	Waxahachie, TX Special Assessment	6.000	08/15/2045	6,082,834
2,920,000	Wise County, TX (Parket County Junior College District)	7.500	08/15/2025	3,351,868
4,615,000	Wise County, TX (Parket County Junior College District)	7.750	08/15/2028	5,308,127
				533,520,665

Utah—0.4%
1,950,000	Hideout, UT Local District No. 1 Special Assessment	7.750	08/01/2024	1,937,442
4,915,000	Hideout, UT Local District No. 1 Special Assessment	8.250	08/01/2034	4,858,871
715,000	UT Charter School Finance Authority (Endeavor Hall)	5.500	07/15/2022	741,455
1,750,000	UT Charter School Finance Authority (Endeavor Hall)	6.000	07/15/2032	1,796,988
3,870,000	UT Charter School Finance Authority (Endeavor Hall)	6.250	07/15/2042	3,980,218
6,550,000	UT Charter School Finance Authority (Hawthorn Academy)	8.250	07/15/2046	7,250,326
750,000	UT Charter School Finance Authority (Vista Entrada School of Performing Arts & Technology)	6.300	07/15/2032	812,490
1,640,000	UT Charter School Finance Authority (Vista Entrada School of Performing Arts & Technology)	6.550	07/15/2042	1,779,580
825,000	Utah County, UT Charter School (Renaissance Academy)	5.625	07/15/2037	825,214
415,000	Utah County, UT Charter School (Ronald Wilson Reagan Academy)	5.000	02/15/2036	418,793
855,000	Utah County, UT Charter School (Ronald Wilson Reagan Academy)	5.000	02/15/2046	852,426
				25,253,803

Virginia—1.1%
1,649,000	Celebrate, VA North CDA Special Assessment[3]	6.750	03/01/2034	1,064,413
4,562,000	Celebrate, VA South CDA Special Assessment[2]	6.250	03/01/2037	2,280,772
8,000,000	Chesapeake Bay, VA Bridge & Tunnel District	5.000	07/01/2046	8,854,960

28 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Virginia (Continued)
$14,300,000	Farms New Kent, VA Community Devel. Authority Special Assessment[3]	5.125%	03/01/2036	$3,573,141
9,200,000	Farms New Kent, VA Community Devel. Authority Special Assessment[3]	5.450	03/01/2036	2,298,804
3,206,000	Farms New Kent, VA Community Devel. Authority Special Assessment[3]	5.800	03/01/2036	801,083
622,000	Lewistown, VA Commerce Center Community Devel. Authority	6.050	03/01/2044	581,464
1,278,000	Lewistown, VA Commerce Center Community Devel. Authority	6.050	03/01/2044	1,134,302
1,995,000	Lewistown, VA Commerce Center Community Devel. Authority[3]	6.050	03/01/2054	293,684
2,900,000	New Port, VA CDA[2]	5.600	09/01/2036	1,448,608
1,945,000	Norfolk, VA EDA, Series A	6.000	11/01/2036	1,765,204
18,446,000	Peninsula, VA Town Center Community Devel. Authority Special Obligation	6.450	09/01/2037	18,518,862
233,700,000	VA Tobacco Settlement Financing Corp.	7.470 [4]	06/01/2047	20,846,040
2,404,674	West Point, VA IDA Solid Waste (Chesapeake Corp.)	6.375	03/01/2019	24
				63,461,361

Washington—1.6%
750,000	Greater Wenatchee, WA Regional Events Center	5.000	09/01/2027	777,855
200,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)	5.600	03/01/2028	200,014
50,000	Kitsap County, WA Consolidated Hsg. Authority (Heritage Apartments)	6.100	10/01/2031	50,033
1,790,000	Seattle, WA Hsg. Authority (Newholly Phase II)	7.000	01/01/2032	1,807,077
3,329,358	Tacoma, WA Consolidated Local Improvements District No. 65	5.750	04/01/2043	3,331,023
1,500,000	Tes Properties, WA6	5.500	12/01/2029	1,638,480
12,000,000	Tes Properties, WA6	5.625	12/01/2038	13,138,800
5,000,000	WA GO	5.000	08/01/2029	5,999,450
12,425,000	WA GO	5.000	02/01/2030	14,920,685
18,075,000	WA Health Care Facilities Authority (Catholic Health Initiatives)[6]	6.375	10/01/2036	19,177,564
17,410,000	WA Health Care Facilities Authority (Peacehealth)[6]	5.000	11/01/2028	18,568,984
1,000,000	WA Hsg. Finance Commission (Heron’s Key)	7.000	07/01/2045	987,150
1,700,000	WA Hsg. Finance Commission (Heron’s Key)	7.000	07/01/2050	1,678,818
10,860,000	WA Kalispel Tribe Indians Priority District	6.750	01/01/2038	11,396,049
				93,671,982

West Virginia—0.4%
3,000,000	Brooke County, WV (Bethany College)	6.500	10/01/2031	3,141,390
4,500,000	Brooke County, WV (Bethany College)	6.750	10/01/2037	4,729,095
27,145,000	Harrison County, WV Tax Increment (Charles Pointe)[3]	7.000	06/01/2035	13,560,828
				21,431,313

Wisconsin—2.1%
3,000,000	WI H&EFA (AE Nursing Centers)	7.250	06/01/2038	3,092,940

29 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Wisconsin (Continued)
$750,000	WI H&EFA (Beloit College)	6.125%	06/01/2035	$861,150
2,015,000	WI H&EFA (Beloit College)	6.125	06/01/2039	2,313,623
6,335,000	WI H&EFA (Wellington Homes)	6.750	09/01/2037	6,353,118
2,000,000	WI Public Finance Authority (Bancroft Neurohealth/ Bancroft Rehabilitation Services Obligated Group)	5.125	06/01/2048	1,959,040
5,200,000	WI Public Finance Authority (FNC&M / FBA / FCP / FFC / FGC / FJeffC / FJC / FMN / FTS / FP1 / FP2 / FRB Obligated Group)	5.000	12/01/2045	5,305,300
3,800,000	WI Public Finance Authority (FNC&M / FBA / FCP / FFC / FGC / FJeffC / FJC / FMN / FTS / FP1 / FP2 / FRB Obligated Group)	5.150	12/01/2050	3,894,164
6,790,000	WI Public Finance Authority (FNC&M / FBA / FCP / FFC / FGC / FJeffC / FJC / FMN / FTS / FP1 / FP2 / FRB Obligated Group)	5.350	12/01/2052	7,025,884
1,665,000	WI Public Finance Authority (Las Ventanas Retirement Community)	0.210 [4]	10/01/2042	713,835
6,657,500	WI Public Finance Authority (Las Ventanas Retirement Community)	7.000	10/01/2042	6,528,478
2,000,000	WI Public Finance Authority (Las Ventanas Retirement Community)	36.095 [4]	10/01/2042	38,400
54,600,000	WI Public Finance Authority (Natogasoline)[7]	10.000	06/30/2021	54,296,970
660,000	WI Public Finance Authority (Thomas Jefferson Classical Academy)	7.000	07/01/2031	700,663
2,500,000	WI Public Finance Authority Charter School (Envision Science Academy)	5.250	05/01/2046	2,318,500
1,280,000	WI Public Finance Authority Charter School (Explore Knowledge Foundation)	5.750	07/15/2032	1,368,857
845,000	WI Public Finance Authority Charter School (Explore Knowledge Foundation)	6.000	07/15/2042	903,432
1,910,000	WI Public Finance Authority Educational Facility (Ask Academy)	6.000	02/01/2045	1,894,491
5,875,000	WI Public Finance Authority Educational Facility (Horizon Academy West Charter School)	6.000	09/01/2045	5,943,914
6,815,000	WI Public Finance Authority Higher Education Facilities (Wittenberg University)	5.250	12/01/2039	6,345,992
10,960,000	WI Public Financing Authority Multifamily Hsg. (Trinity- Eagle’s Point)	5.250	01/01/2052	11,251,974
				123,110,725

U.S. Possessions—12.5%
27,050,000	Northern Mariana Islands Commonwealth, Series B	5.000	10/01/2033	23,209,441
10,000	Puerto Rico Aqueduct & Sewer Authority[10]	5.000	07/01/2025	10,263
11,980,000	Puerto Rico Aqueduct & Sewer Authority	5.000	07/01/2033	9,523,022
11,450,000	Puerto Rico Aqueduct & Sewer Authority	5.250	07/01/2042	9,079,163
250,000	Puerto Rico Aqueduct & Sewer Authority	5.500	07/01/2028	201,720
25,035,000	Puerto Rico Aqueduct & Sewer Authority	5.750	07/01/2037	20,470,619
3,325,000	Puerto Rico Aqueduct & Sewer Authority	6.000	07/01/2038	2,760,348
7,645,000	Puerto Rico Aqueduct & Sewer Authority	6.000	07/01/2044	6,330,136
30,945,000	Puerto Rico Aqueduct & Sewer Authority	6.000	07/01/2047	25,313,629

30 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$5,350,000	Puerto Rico Children’s Trust Fund (TASC)	5.375%	05/15/2033	$5,369,795
7,260,000	Puerto Rico Children’s Trust Fund (TASC)	5.500	05/15/2039	7,270,890
3,065,000	Puerto Rico Children’s Trust Fund (TASC)	5.625	05/15/2043	3,066,870
152,450,000	Puerto Rico Children’s Trust Fund (TASC)	9.352 [4]	05/15/2055	8,116,438
2,145,000	Puerto Rico Commonwealth GO10,11	2.636	07/01/2019	2,140,152
285,000	Puerto Rico Commonwealth GO10,11	2.656	07/01/2020	284,125
1,500,000	Puerto Rico Commonwealth GO	5.000	07/01/2024	919,710
5,000,000	Puerto Rico Commonwealth GO	5.000	07/01/2033	3,050,000
2,550,000	Puerto Rico Commonwealth GO	5.000	07/01/2033	1,555,500
1,660,000	Puerto Rico Commonwealth GO	5.000	07/01/2034	1,012,600
6,765,000	Puerto Rico Commonwealth GO	5.000	07/01/2041	4,016,719
700,000	Puerto Rico Commonwealth GO	5.125	07/01/2031	425,250
2,000,000	Puerto Rico Commonwealth GO	5.125	07/01/2037	1,207,500
5,000	Puerto Rico Commonwealth GO10	5.250	07/01/2024	5,303
1,920,000	Puerto Rico Commonwealth GO	5.250	07/01/2026	1,177,210
2,165,000	Puerto Rico Commonwealth GO	5.250	07/01/2037	1,326,062
40,000	Puerto Rico Commonwealth GO	5.500	07/01/2018	25,000
14,695,000	Puerto Rico Commonwealth GO	5.500	07/01/2026	9,074,162
3,255,000	Puerto Rico Commonwealth GO	5.500	07/01/2026	2,009,962
340,000	Puerto Rico Commonwealth GO	5.500	07/01/2027	209,950
62,180,000	Puerto Rico Commonwealth GO	5.500	07/01/2039	38,396,150
11,540,000	Puerto Rico Commonwealth GO	5.750	07/01/2036	7,039,400
1,345,000	Puerto Rico Commonwealth GO10	5.750	07/01/2037	1,347,596
3,000,000	Puerto Rico Commonwealth GO	5.750	07/01/2038	1,770,000
65,250,000	Puerto Rico Commonwealth GO	5.750	07/01/2041	39,476,250
2,625,000	Puerto Rico Commonwealth GO	6.000	07/01/2035	1,640,625
1,480,000	Puerto Rico Commonwealth GO	6.000	07/01/2038	925,000
9,265,000	Puerto Rico Commonwealth GO	6.000	07/01/2039	5,790,625
2,250,000	Puerto Rico Commonwealth GO	6.000	07/01/2039	1,406,250
14,550,000	Puerto Rico Commonwealth GO	6.500	07/01/2037	9,239,250
13,000,000	Puerto Rico Commonwealth GO	6.500	07/01/2040	8,255,000
1,545,000	Puerto Rico Commonwealth GO	8.000	07/01/2035	981,075
1,501,705	Puerto Rico Electric Power Authority	10.000	07/01/2019	1,256,574
1,501,705	Puerto Rico Electric Power Authority	10.000	07/01/2019	1,256,574
1,629,052	Puerto Rico Electric Power Authority	10.000	01/01/2021	1,363,133
1,629,051	Puerto Rico Electric Power Authority	10.000	07/01/2021	1,363,132
543,017	Puerto Rico Electric Power Authority	10.000	01/01/2022	454,377
543,018	Puerto Rico Electric Power Authority	10.000	07/01/2022	454,378
3,100,000	Puerto Rico Electric Power Authority, Series A12	5.000	07/01/2029	2,204,875
7,070,000	Puerto Rico Electric Power Authority, Series A12	5.000	07/01/2042	4,993,187
11,535,000	Puerto Rico Electric Power Authority, Series A12	5.050	07/01/2042	8,146,594
20,375,000	Puerto Rico Electric Power Authority, Series A12	6.750	07/01/2036	14,517,187
10,330,000	Puerto Rico Electric Power Authority, Series A12	7.000	07/01/2033	7,385,950
480,000	Puerto Rico Electric Power Authority, Series A12	7.000	07/01/2040	342,600
9,080,000	Puerto Rico Electric Power Authority, Series A12	7.000	07/01/2043	6,480,850
160,000	Puerto Rico Electric Power Authority, Series A	7.250	07/01/2030	114,800
40,000	Puerto Rico Electric Power Authority, Series AAA	5.250	07/01/2021	28,450
40,000	Puerto Rico Electric Power Authority, Series AAA[12]	5.250	07/01/2022	28,450

31 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$10,000	Puerto Rico Electric Power Authority, Series AAA[12]	5.250%	07/01/2023	$7,113
500,000	Puerto Rico Electric Power Authority, Series AAA[12]	5.250	07/01/2025	355,625
4,570,000	Puerto Rico Electric Power Authority, Series AAA[12]	5.250	07/01/2026	3,250,413
2,600,000	Puerto Rico Electric Power Authority, Series AAA[12]	5.250	07/01/2028	1,849,250
445,000	Puerto Rico Electric Power Authority, Series AAA[12]	5.250	07/01/2029	316,506
95,000	Puerto Rico Electric Power Authority, Series AAA[12]	5.250	07/01/2030	67,450
310,000	Puerto Rico Electric Power Authority, Series CCC[12]	5.000	07/01/2022	220,488
35,000	Puerto Rico Electric Power Authority, Series CCC	5.000	07/01/2024	24,894
20,000	Puerto Rico Electric Power Authority, Series CCC[12]	5.000	07/01/2025	14,225
285,000	Puerto Rico Electric Power Authority, Series CCC	5.000	07/01/2027	202,706
540,000	Puerto Rico Electric Power Authority, Series CCC[12]	5.000	07/01/2028	384,075
2,570,000	Puerto Rico Electric Power Authority, Series CCC[12]	5.250	07/01/2027	1,827,913
385,000	Puerto Rico Electric Power Authority, Series CCC[12]	5.250	07/01/2028	273,831
185,000	Puerto Rico Electric Power Authority, Series DDD[12]	5.000	07/01/2022	131,581
15,000	Puerto Rico Electric Power Authority, Series NN	5.500	07/01/2020	10,669
170,000	Puerto Rico Electric Power Authority, Series TT12	5.000	07/01/2017	129,200
20,000	Puerto Rico Electric Power Authority, Series TT	5.000	07/01/2018	14,225
5,000	Puerto Rico Electric Power Authority, Series TT	5.000	07/01/2020	3,556
55,000	Puerto Rico Electric Power Authority, Series TT	5.000	07/01/2021	39,119
210,000	Puerto Rico Electric Power Authority, Series TT12	5.000	07/01/2022	149,362
280,000	Puerto Rico Electric Power Authority, Series TT12	5.000	07/01/2023	199,150
15,000	Puerto Rico Electric Power Authority, Series TT	5.000	07/01/2024	10,669
375,000	Puerto Rico Electric Power Authority, Series TT12	5.000	07/01/2025	266,719
895,000	Puerto Rico Electric Power Authority, Series TT12	5.000	07/01/2026	636,569
1,990,000	Puerto Rico Electric Power Authority, Series TT12	5.000	07/01/2027	1,415,387
7,355,000	Puerto Rico Electric Power Authority, Series TT12	5.000	07/01/2032	5,203,662
6,100,000	Puerto Rico Electric Power Authority, Series TT12	5.000	07/01/2037	4,315,750
390,000	Puerto Rico Electric Power Authority, Series UU12	1.614 [8]	07/01/2017	308,217
685,000	Puerto Rico Electric Power Authority, Series WW12	5.000	07/01/2028	487,206
185,000	Puerto Rico Electric Power Authority, Series WW12	5.250	07/01/2025	131,581
415,000	Puerto Rico Electric Power Authority, Series WW12	5.250	07/01/2033	293,612
85,000	Puerto Rico Electric Power Authority, Series WW12	5.375	07/01/2022	60,456
390,000	Puerto Rico Electric Power Authority, Series WW12	5.375	07/01/2024	277,387
60,000	Puerto Rico Electric Power Authority, Series WW12	5.500	07/01/2021	42,675
605,000	Puerto Rico Electric Power Authority, Series WW12	5.500	07/01/2038	428,037
10,000	Puerto Rico Electric Power Authority, Series XX	5.250	07/01/2026	7,113
845,000	Puerto Rico Electric Power Authority, Series XX12	5.250	07/01/2027	601,006
2,660,000	Puerto Rico Electric Power Authority, Series XX12	5.250	07/01/2035	1,881,950
38,430,000	Puerto Rico Electric Power Authority, Series XX12	5.250	07/01/2040	27,141,187
18,575,000	Puerto Rico Electric Power Authority, Series XX12	5.750	07/01/2036	13,141,813
190,000	Puerto Rico Electric Power Authority, Series ZZ	4.625	07/01/2025	134,663
820,000	Puerto Rico Electric Power Authority, Series ZZ12	5.000	07/01/2017	623,200
140,000	Puerto Rico Electric Power Authority, Series ZZ12	5.000	07/01/2018	99,575
95,000	Puerto Rico Electric Power Authority, Series ZZ	5.000	07/01/2021	67,569
850,000	Puerto Rico Electric Power Authority, Series ZZ12	5.000	07/01/2022	604,563
215,000	Puerto Rico Electric Power Authority, Series ZZ	5.000	07/01/2024	152,919
10,000	Puerto Rico Electric Power Authority, Series ZZ	5.000	07/01/2026	7,113
515,000	Puerto Rico Electric Power Authority, Series ZZ12	5.250	07/01/2018	366,294

32 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$25,000	Puerto Rico Electric Power Authority, Series ZZ	5.250%	07/01/2021	$17,781
50,000	Puerto Rico Electric Power Authority, Series ZZ12	5.250	07/01/2022	35,563
380,000	Puerto Rico Electric Power Authority, Series ZZ12	5.250	07/01/2024	270,275
275,000	Puerto Rico Electric Power Authority, Series ZZ12	5.250	07/01/2025	195,594
310,000	Puerto Rico Electric Power Authority, Series ZZ12	5.250	07/01/2026	220,488
215,000	Puerto Rico Highway & Transportation Authority[10]	5.000	07/01/2023	217,040
45,000	Puerto Rico Highway & Transportation Authority[10]	5.000	07/01/2027	45,427
1,360,000	Puerto Rico Highway & Transportation Authority	5.000	07/01/2028	855,902
2,175,000	Puerto Rico Highway & Transportation Authority	5.000	07/01/2028	358,875
250,000	Puerto Rico Highway & Transportation Authority[10]	5.000	07/01/2029	250,160
1,035,000	Puerto Rico Highway & Transportation Authority	5.000	07/01/2035	638,667
7,895,000	Puerto Rico Highway & Transportation Authority	5.300	07/01/2035	4,872,478
25,000	Puerto Rico Highway & Transportation Authority[10]	5.500	07/01/2023	27,871
5,000,000	Puerto Rico Highway & Transportation Authority	5.500	07/01/2029	3,132,050
3,250,000	Puerto Rico Highway & Transportation Authority	5.500	07/01/2030	2,029,755
45,000	Puerto Rico Highway & Transportation Authority[10]	5.750	07/01/2019	45,538
6,940,000	Puerto Rico Highway & Transportation Authority[3,13]	5.750	07/01/2019	4,181,350
350,000	Puerto Rico Highway & Transportation Authority[3,13]	5.750	07/01/2021	210,875
9,000,000	Puerto Rico Highway & Transportation Authority[10]	5.750	07/01/2022	9,107,640
605,000	Puerto Rico Highway & Transportation Authority, Series H	5.450	07/01/2035	160,325
4,715,000	Puerto Rico Highway & Transportation Authority, Series M	5.000	07/01/2046	1,249,475
5,000,000	Puerto Rico Infrastructure[3]	5.000	07/01/2031	700,000
3,000,000	Puerto Rico Infrastructure[3]	5.000	07/01/2037	420,000
7,300,000	Puerto Rico Infrastructure (Mepsi Campus)	6.500	10/01/2037	3,570,868
2,500,000	Puerto Rico ITEMECF (Cogeneration Facilities)	6.625	06/01/2026	2,404,125
4,050,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)	6.000	07/01/2033	4,128,044
300,000	Puerto Rico ITEMECF (University of the Sacred Heart)	5.000	10/01/2020	258,486
100,000	Puerto Rico ITEMECF (University of the Sacred Heart)	5.000	10/01/2021	82,741
25,000	Puerto Rico Municipal Finance Agency, Series B10	5.250	07/01/2019	26,245
3,870,000	Puerto Rico Public Buildings Authority[3]	5.000	07/01/2032	2,157,525
4,880,000	Puerto Rico Public Buildings Authority[3]	5.000	07/01/2036	2,586,400
150,000	Puerto Rico Public Buildings Authority[3]	5.000	07/01/2037	82,687
100,000	Puerto Rico Public Buildings Authority[3]	5.250	07/01/2023	55,750
1,640,000	Puerto Rico Public Buildings Authority[3]	5.250	07/01/2033	914,300
83,395,000	Puerto Rico Public Buildings Authority[3]	5.250	07/01/2042	45,450,275
260,000	Puerto Rico Public Buildings Authority[3]	5.500	07/01/2023	144,950
200,000	Puerto Rico Public Buildings Authority[3]	5.500	07/01/2037	110,250
15,860,000	Puerto Rico Public Buildings Authority[3]	5.625	07/01/2039	8,703,175
12,845,000	Puerto Rico Public Buildings Authority[2]	5.750	07/01/2022	7,161,087
7,000,000	Puerto Rico Public Buildings Authority[3]	5.875	07/01/2039	3,858,750
8,825,000	Puerto Rico Public Buildings Authority[3]	6.000	07/01/2041	4,897,875
12,000,000	Puerto Rico Public Buildings Authority[3]	6.125	07/01/2023	6,720,000
5,100,000	Puerto Rico Public Buildings Authority[3]	6.250	07/01/2026	2,868,750
4,980,000	Puerto Rico Public Buildings Authority[3]	6.750	07/01/2036	2,838,600
410,000	Puerto Rico Public Buildings Authority[3]	7.000	07/01/2021	233,700
1,515,000	Puerto Rico Public Buildings Authority, Series D3	5.250	07/01/2036	837,037

33 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$49,020,000	Puerto Rico Public Finance Corp., Series B3	5.500%	08/01/2031	$2,451,000
9,500,000	Puerto Rico Sales Tax Financing Corp.	6.900 [1]	08/01/2026	2,968,750
220,000	Puerto Rico Sales Tax Financing Corp. (Build America Bonds)	5.750	08/01/2042	68,750
42,745,000	Puerto Rico Sales Tax Financing Corp., Series A	0.000 [1]	08/01/2033	10,287,439
1,630,000	Puerto Rico Sales Tax Financing Corp., Series A	5.000	08/01/2024	544,013
15,735,000	Puerto Rico Sales Tax Financing Corp., Series A	5.000	08/01/2043	5,330,231
11,885,000	Puerto Rico Sales Tax Financing Corp., Series A	5.250	08/01/2027	3,966,619
51,045,000	Puerto Rico Sales Tax Financing Corp., Series A	5.375	08/01/2039	17,036,269
700,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2023	233,625
4,145,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2028	1,383,394
14,720,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2037	4,912,800
45,145,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2042	15,067,144
44,060,000	Puerto Rico Sales Tax Financing Corp., Series A	5.750	08/01/2037	14,705,025
44,365,000	Puerto Rico Sales Tax Financing Corp., Series A10	5.826 [4]	08/01/2043	10,013,181
46,950,000	Puerto Rico Sales Tax Financing Corp., Series A10	5.829 [4]	08/01/2042	11,214,477
17,500,000	Puerto Rico Sales Tax Financing Corp., Series A10	5.830 [4]	08/01/2041	4,423,825
2,250,000	Puerto Rico Sales Tax Financing Corp., Series A	6.125	08/01/2029	784,688
3,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.375	08/01/2039	1,061,250
53,275,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500	08/01/2044	19,112,406
7,945,000	Puerto Rico Sales Tax Financing Corp., Series A	7.886 [4]	08/01/2034	788,700
37,060,000	Puerto Rico Sales Tax Financing Corp., Series A	8.691 [4]	08/01/2035	3,658,193
30,980,000	Puerto Rico Sales Tax Financing Corp., Series A-1	5.250	08/01/2043	10,494,475
330,000	Puerto Rico Sales Tax Financing Corp., Series C	4.000	08/01/2026	215,820
300,000	Puerto Rico Sales Tax Financing Corp., Series C	5.000	08/01/2035	100,125
135,000	Puerto Rico Sales Tax Financing Corp., Series C	5.000	08/01/2046	88,239
63,720,000	Puerto Rico Sales Tax Financing Corp., Series C	5.250	08/01/2041	21,266,550
3,670,000	Puerto Rico Sales Tax Financing Corp., Series C	5.375	08/01/2036	1,224,863
5,290,000	Puerto Rico Sales Tax Financing Corp., Series C	5.375	08/01/2038	1,765,538
10,000,000	Puerto Rico Sales Tax Financing Corp., Series C	5.500	08/01/2040	3,337,500
19,555,000	Puerto Rico Sales Tax Financing Corp., Series C	5.750	08/01/2057	12,774,890
5,000,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000	08/01/2039	1,743,750
65,245,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000	08/01/2042	22,754,194
10,865,000	Puerto Rico Sales Tax Financing Corp., Series C	6.750 [1]	08/01/2032	3,897,819
5,000,000	University of Puerto Rico, Series P	5.000	06/01/2030	2,372,850
				725,381,255
Total Municipal Bonds and Notes (Cost $6,884,332,534)				6,138,930,701

Corporate Bonds and Notes—0.1%
3,030,000	TX German Pellets Series Secured Note, Series 2016[14]	8.000	07/30/2017	3,030,000
2,890,000	TX German Pellets Series Secured Note, Series 2016[14]	8.000	06/13/2017	2,890,000
Total Corporate Bonds and Notes (Cost $5,920,000)				5,920,000

Corporate Loans—0.0%
6,000,000	Aspen Power Senior Secured Bridge Promissory Note[14]	9.000 [8]	11/16/2017	504,935
2,750,000	Aspen Power Senior Secured Bridge Promissory Note[14]	9.000 [8]	11/16/2017	231,429

34 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
Corporate Loans (Continued)
$7,000,000	Aspen Power Senior Secured Bridge Promissory Note[14]	9.000%[8]		11/16/2017	$589,091
3,500,000	Aspen Power Senior Secured Bridge Promissory Note[14]	9.000	[8]	11/16/2017	294,545
Total Corporate Loans (Cost $19,250,000)					1,620,000

Shares
Common Stocks—0.0%
7,679	Delta Air Lines, Inc.[14]				348,934
2,919	General Motors Co.[14]				101,114
Total Common Stocks (Cost $54,137)					450,048

Total Investments, at Value (Cost $6,909,556,671)—106.1%					6,146,920,749
Net Other Assets (Liabilities)—(6.1)					(352,539,838)
Net Assets—100.0%					$5,794,380,911

Footnotes to Statement of Investments

1. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

2. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

3. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

4. Zero coupon bond reflects effective yield on the original acquisition date.

5. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

6. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 3 of the accompanying Notes.

7. Interest or dividend is paid-in-kind, when applicable.

8. Represents the current interest rate for a variable or increasing rate security.

9. Security received as the result of issuer reorganization.

10. Scheduled principal and interest payments are guaranteed by an insurer other than Financial Guaranty Insurance Corporation.

11. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

12. Subject to a forbearance agreement. Rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

13. Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Corporation.

14. Received as a result of a corporate action.

To simplify the listings of securities, abbreviations are used per the table below:

ACMC	Advocate Condell Medical Center
AE	American Eagle
AH&HC	Advocate Health & Hospitals Corp.
AHACHC	ARC/HDS Alamance Country Housing Corp.
AHCN	Advocate Health Care Metro
ANSHN	Advocate North Side Health Network
BHCor	Baptist Health Corbin

35 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

BHI	Baptist Homes of Indiana
BHL	Baptist Health Louisville
BHLex	Baptist Health Lexington
BHlthL	Baptist Health Lagrange
BHM	Baptist Hospital of Miami
BHP	Baptist Health Paducah
BHS	Baptist Healthcare System
BHSF	Baptist Health South Florida
BOS	Baptist Outpatient Services
BVHF	Blanchard Valley Health Foundation
BVRHC	Blanchard Valley Regional Health Care
CCHCS	Cook Children’s Health Care System
CCMCtr	Cook Children’s Medical Center
CCPN	Cook Children’s Physical Network
CDA	Communities Devel. Authority
CDHA	Central Dupage Hospital Association
CDHS	Central Dupage Health System
CHCC	Community Hospitals of Central California
CMCD	Children’s Medical Center of Dallas
CMCtrF	Children’s Medical Center Foundation
COHS	Community Health Service
COP	Certificates of Participation
CVHC	Conneaut Valley Health Center
DA	Dormitory Authority
DrsH	Doctors Hospital
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EDFA	Economic Devel. Finance Authority
FBA	FFAH Beaumont Avenue
FCHMC	Fresno Community Hospital & Medical Center
FCIM	French Creek Internal Medicine
FCommH	Fayette Community Hospital
FCP	FFAH Coleridge Road
FFC	FFAH Franklin Court
FGC	FFAH Glendale Court
FJC	FFAH Johnson Court
FJeffC	FFAH Jefferson Court
FMN	FFAH Market North
FNC&M	FFAH North Carolina and Missouri
FP1	FFAH Plaza 1
FP2	FFAH Plaza 2
FRB	FFAH Riverview Bend
FTS	FFAH Tucker Street
GO	General Obligation
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HCCO	Homecare Connections
HCrawC	Hospice of Crawford County
HDC	Housing Devel. Corp.
HE&HFB	Higher Educational and Housing Facility Board

36 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

HEFA	Higher Education Facilities Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HFDC	Health Facilities Devel. Corp.
HFHS	Henry Ford Health System
HFMHCT	Henry Ford Macomb Hospital Corp.-Clinton Township
HFWH	Henry Ford Wyandotte Hospital
HHI	Homestead Hospital
HHlthS	Holzer Health Systems
HMCG	Holzer Medical Center-Gallipolis
HMCJ	Holzer Medical Center-Jackson
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
KGC	Kuakini Geriatric Care
KHS	Kaukini Health System
KMC	Kuakini Medical Center
KSS	Kuakini Support Services
MarH	Mariners Hospital
MHRMC	Mission Hospital Regional Medical Center
MMedC	Meadville Medical Center
MMedCF	Meadville Medical Center Foundation
MPS	Meadville Physician Services
MRC	Methodist Retirement Communities
MTA	Metropolitan Transportation Authority
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
PAS	Presence Ambulatory Services
PBH	Presence Behavioral Health
PC&SHN	Presence Central & Suburban Hospitals Network
PCHN	Presence Chicago Hospitals Network
PClinic	Piedmont Clinic
PCTC	Presence Care Transformation Corp.
PHC	Piedmont Healthcare
PHCr	Presence Home Care
PHFBT	Presence Health Food Foundation Board of Trustees
PHHosp	Piedmont Henry Hospital
PHI	Piedmont Heart Institute
PHIP	Piedmont Heart Institute Physicians
PHlthCF	Piedmont Healthcare Foundation
PHN	Presence Health Network
PHosp	Piedmont Hospital
PLC	Presence Life Connections
PMCC	Piedmont Medical Care Corp.
PMSH	Piedmont Mountainside Hospital
PNH	Piedmont Newnan Hospital
PSSC	Presence Senior Services - Chicagoland
QVMCNC	Queen of the Valley Medical Center of Napa California
RBM	Rocketship Brilliant Minds

37        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

RDP	Rocketship Discovery Prep
RE	Rocketship Education
Res Rec	Resource Recovery Facility
REW	Rocketship Education Wisconsin
RLSA	Rocketship Los Suenos Academy
RMS	Rocketship Mateo Sheedy
RNNE	Rocketship Nashville Northeast Elementary
RRCP	Rocketship Redwood City Prep
RSA	Rocketship Spark Academy
RSCP	Rocketship Southside Community Prep
RSSPA	Rocketship Si Se Puede Academy
ROLs	Reset Option Longs
SJHCN	St. Joseph Home Care Network
SJHE	St. Joseph Hospital of Eureka
SJHO	St. Joseph Hospital of Orange
SJHosp	St. Jude Hospital
SJHS	St. Joseph Health System
SMH	South Miami Hospital
SMMCtr	St. Mary’s Medical Center
SrL16	Senior Living 2016
SrLF	Senior Living Fairfield
SrLFW	Senior Living Fort Wayne
SrLW	Senior Living Waterville

TAH	Titusville Area Hospital
TAHC	Titusville Area Health Center
TAHCF	Titusville Area Health Foundation
TAHS	Titusville Area Health Service
TASC	Tobacco Settlement Asset-Backed Bonds
UDC	Urban Development Corporation
VOA	Volunteers of America
WAFMH	W A Foote Memorial Hospital
WICF	W.I. Cook Foundation
WKBP	West Kendall Baptist Hospital

38        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS April 30, 2017 Unaudited

1. Organization

Oppenheimer Rochester High-Yield Municipal Fund (the “Fund”) is a separate series of Oppenheimer Multi-State Municipal Trust, a diversified, open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), and a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices

39 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Loans are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include information obtained from market participants regarding broker-dealer price quotations.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities

40 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

2. Securities Valuation (Continued)

(including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$217,417,112	$—	$217,417,112
Alaska	—	23,299,037	209,754	23,508,791
Arizona	—	71,809,616	1,055,197	72,864,813
Arkansas	—	—	3,356,065	3,356,065
California	—	772,340,678	20	772,340,698
Colorado	—	174,070,556	3,624,048	177,694,604
Connecticut	—	52,151,684	—	52,151,684
Delaware	—	7,519,789	—	7,519,789
District of Columbia	—	138,649,519	—	138,649,519
Florida	—	554,897,958	23,444,351	578,342,309
Georgia	—	91,676,127	—	91,676,127
Hawaii	—	2,698,816	—	2,698,816
Idaho	—	1,264,790	—	1,264,790
Illinois	—	350,570,682	9,946,064	360,516,746
Indiana	—	78,799,406	—	78,799,406
Iowa	—	23,203,450	113,170	23,316,620
Kansas	—	1,886,384	—	1,886,384
Kentucky	—	33,928,026	—	33,928,026
Louisiana	—	35,512,049	—	35,512,049
Maine	—	19,302,885	—	19,302,885
Maryland	—	5,100,707	—	5,100,707
Massachusetts	—	75,284,321	—	75,284,321
Michigan	—	146,912,669	—	146,912,669
Minnesota	—	31,481,603	—	31,481,603
Mississippi	—	12,354,175	—	12,354,175
Missouri	—	69,204,428	—	69,204,428
Montana	—	—	1,185,101	1,185,101
Nebraska	—	22,904,615	—	22,904,615
Nevada	—	7,960,487	—	7,960,487
New Hampshire	—	1,449,447	—	1,449,447

41 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Municipal Bonds and Notes (Continued)
New Jersey	$—	$294,391,979	$—	$294,391,979
New Mexico	—	8,723,931	—	8,723,931
New York	—	365,334,739	—	365,334,739
North Carolina	—	3,323,150	—	3,323,150
Ohio	—	569,584,661	4	569,584,665
Oklahoma	—	8,492,757	—	8,492,757
Oregon	—	5,118,343	—	5,118,343
Pennsylvania	—	124,772,395	4,361,568	129,133,963
Rhode Island	—	20,602,913	—	20,602,913
South Carolina	—	29,659,670	13,530,188	43,189,858
South Dakota	—	1,366,846	—	1,366,846
Tennessee	—	37,251,667	—	37,251,667
Texas	—	532,008,187	1,512,478	533,520,665
Utah	—	25,253,803	—	25,253,803
Virginia	—	56,788,309	6,673,052	63,461,361
Washington	—	93,671,982	—	93,671,982
West Virginia	—	21,431,313	—	21,431,313
Wisconsin	—	123,072,325	38,400	123,110,725
U.S. Possessions	—	719,233,087	6,148,168	725,381,255
Corporate Bonds and Notes	—	5,920,000	—	5,920,000
Corporate Loans	—	—	1,620,000	1,620,000
Common Stocks	450,048	—	—	450,048

Total Assets	$450,048	$6,069,653,073	$76,817,628	$6,146,920,749

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers out of Level 2*	Transfers into Level 3*

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alaska	$(181,417)	$181,417
Iowa	(127,542)	127,542
U.S. Possessions	(5,836,938)	5,836,938

Total Assets	$(6,145,897)	$6,145,897

* Transferred from Level 2 to Level 3 because of the lack of observable market data.

3. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that

42 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

3. Investments and Risks (Continued)

pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily

43 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to resell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the

44 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

3. Investments and Risks (Continued)

holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/ reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. At period end, the Fund’s maximum exposure under such agreements is estimated at $286,180,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $961,531,362 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $516,480,000 in short-term floating rate securities issued and outstanding at that date.

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

45 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 2,490,000	Allen County, OH Hospital Facilities (Mercy Health) Tender Option Bond Series 2015 XF-0235 Trust	15.548%	6/1/38	$3,179,432
77,555,000	CA Golden State Tobacco Securitization Corp. ROLs[3]	7.392	6/1/47	77,955,960
3,750,000	CA Health Facilities Financing Authority (SJHS/ SJHCN/SJHE/SJHO/SJHosp/SMMCtr/MHRMC/ QVMCNC Obligated Group) Tender Option Bond Series 2016-XF0330 Trust	18.473	7/1/39	4,974,300
3,855,000	CA Health Facilities Financing Authority Tender Option Bond Series 2015-XF2104 Trust[3]	18.640	7/1/39	5,113,580
5,000,000	CA Infrastructure and Economic Devel. (Sanford Consortium) Tender Option Bond Series 2016- XF0335 Trust	8.600	5/15/40	6,156,800
7,175,000	CO Health Facilities Authority (Sisters of Charity of Leavenworth Health System) Tender Option Bond Series 2015 XF0239 Trust	8.599	7/1/36	8,562,071
2,525,000	Detroit, MI City School District Tender Option Bond Series 2015 XF-0241 Trust[3]	18.918	11/1/23	4,729,527
4,675,000	Douglas County, NE Hospital Authority Tender Option Bond Series 2015-XF2132 Trust[3]	19.942	11/1/48	6,116,396
7,280,000	Fulton County, GA Devel. Authority (PHC/FCommH/PHosp/PMSH/PNH/ PMCC/PClinic/PHlthCF/PHI/PHIP/PHHosp Obligated Group) Tender Option Bond Series 2015-XF0024 Trust	15.492	6/15/29	9,689,898
3,465,000	Fulton County, GA Devel. Authority (PHC/FCommH/PHosp/PMSH/PNH/ PMCC/PClinic/PHlthCF/PHI/PHIP/PHHosp Obligated Group) Tender Option Bond Series 2015-XF0024-2 Trust	16.391	6/15/37	4,675,706
680,000	Fulton County, GA Devel. Authority (PHC/FCommH/PHosp/PMSH/PNH/ PMCC/PClinic/PHlthCF/PHI/PHIP/PHHosp Obligated Group) Tender Option Bond Series 2015-XF0024-3 Trust	16.370	6/15/29	919,251
2,875,000	Geisinger, PA Authority (Geisinger Health System) Tender Option Bond Series 2015 XF-0040 Trust	16.532	6/1/39	3,563,735
5,000,000	Grand Parkway, TX Transportation Corp. Tender Option Bond Series 2015-XF2034 Trust[3]	8.563	4/1/53	6,310,300
5,000,000	IL Finance Authority (AHCN/ANSHN/ACMC/ AH&HC Obligated Group) Tender Option Bond Series 2015-XF0023 Trust	17.551	4/1/44	6,407,150
4,345,000	IL Finance Authority (AHCN/ANSHN/ACMC/ AH&HC Obligated Group) Tender Option Bond Series 2015-XF0023-2 Trust	17.018	4/1/44	5,510,546
2,750,000	IL Finance Authority (AHCN/ANSHN/ACMC/ AH&HC Obligated Group) Tender Option Bond Series 2015-XF0023-3 Trust	17.037	4/1/44	3,487,770

46 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

3. Investments and Risks (Continued)

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 2,500,000	IL Finance Authority (AHCN/ANSHN/ACMC/ AH&HC Obligated Group) Tender Option Bond Series 2015-XF0023-4 Trust	17.052%	4/1/44	$3,170,850
2,200,000	IL Finance Authority (AHCN/ANSHN/ACMC/ AH&HC Obligated Group) Tender Option Bond Series 2015-XF0023-5 Trust	17.056	4/1/44	2,790,238
1,250,000	IL Finance Authority (AHCN/ANSHN/ACMC/ AH&HC Obligated Group) Tender Option Bond Series 2015-XF0023-6 Trust	17.037	4/1/44	1,585,488
3,125,000	IL Finance Authority (CDHS/CDHA Obligated Group) Tender Option Bond Series 2015-XF0025 Trust	17.543	11/1/39	4,331,875
1,250,000	IL Finance Authority (CDHS/CDHA Obligated Group) Tender Option Bond Series 2015-XF0025-2 Trust	17.037	11/1/39	1,699,350
3,500,000	KY EDFA (BHS/BHP/BHL/BHCor/BHLex/BHlthL Obligated Group) Tender Option Bond Series 2015-XF2011 Trust[3]	16.253	8/15/24	4,178,720
7,985,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport) Tender Option Bond Series 2015 XF-0041 Trust	16.887	5/15/30	9,261,642
1,250,000	Los Angeles, CA Dept. of Water & Power Tender Option Bond Series 2015 XF-0039 Trust	15.520	7/1/34	1,569,250
3,750,000	MA HFA Tender Option Bond Series 2015-XF2130 Trust[3]	11.723	6/1/49	3,775,312
3,010,000	MA HFA Tender Option Bond Series 2015-XF2130- 2 Trust[3]	11.998	12/1/49	3,017,675
6,880,000	MA HFA Tender Option Bond Series 2015-XF2150 Trust[3]	9.284	12/1/42	7,763,874
2,500,000	Miami-Dade County, FL School Board Tender Option Bond Series 2015-XF2117 Trust[3]	16.468	2/1/27	3,238,100
2,500,000	Miami-Dade County, FL School Board Tender Option Bond Series 2015-XF2117-2 Trust[3]	15.456	2/1/27	3,194,600
12,500,000	Miami-Dade County, FL School Board Tender Option Bond Series 2015-XF2117-3 Trust[3]	16.973	2/1/34	16,299,000
2,500,000	Montgomery County, OH (Miami Valley Hospital) Tender Option Bond Series 2015-XF0029 Trust	18.194	11/15/23	3,783,400
9,500,000	North Central TX HFDC (CMCD/CMCtrF Obligated Group) Tender Option Bond Series 2015-XF0034 Trust	18.777	8/15/39	12,673,760
4,000,000	North TX Tollway Authority Tender Option Bond Series 2015-XF2036 Trust[3]	18.640	1/1/48	4,485,440
1,480,000	North TX Tollway Authority Tender Option Bond Series 2015-XF2037 Trust[3]	18.280	1/1/48	1,659,613
3,240,000	NYC Municipal Water Finance Authority Tender Option Bond Series 2015-XF2151 Trust[3]	18.771	6/15/40	3,946,417
18,695,000	NYS Liberty Devel. Corp. Tender Option Bond Series 2015-XF2146 Trust[3]	8.849	1/15/44	21,785,097

47 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 2,500,000	San Jacinto, TX Community College District Tender Option Bond Series 2015-XF2010 Trust[3]	16.112%	2/15/38	$2,838,200
1,985,000	Tarrant County, TX Cultural Education Facilities Finance Corp. Tender Option Bond Series 2015- XF2057 Trust[3]	18.030	11/15/29	2,569,563
8,150,000	Tarrant County, TX Cultural Education Facilities Finance Corp. Tender Option Bond Series 2015- XF2057-2 Trust[3]	20.063	11/15/29	10,801,358
6,750,000	Tarrant County, TX Health Facilities Devel. Corp. (CCMCtr/CCHCS/CCPN/WICF Obligated Group) Tender Option Bond Series 2015-XF0028 Trust	8.514	12/1/33	7,864,155
375,000	Tes Properties, WA Tender Option Bond Series 2015-XF0038 Trust	17.392	12/1/29	513,480
3,000,000	Tes Properties, WA Tender Option Bond Series 2015-XF0038-2 Trust	17.898	12/1/38	4,138,800
104,605,000	TX Municipal Gas Acquisition & Supply Corp. ROLs[3]	6.192	12/15/26	129,277,135
8,705,000	WA Health Care Facilities Authority (Peacehealth) Tender Option Bond Series 2015 XF-0042 Trust	8.244	11/1/28	9,863,984
4,520,000	WA Health Care Facilities Authority Tender Option Bond Series 2015-XF2035 Trust[3]	20.054	10/1/36	5,622,564

				$445,051,362

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 35% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $516,480,000 at period end.

Loans. The Fund invests in loans made to U.S. and foreign borrowers that are corporations,

48 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

3. Investments and Risks (Continued)

partnerships or other business entities. The Fund will do so directly as an original lender or by assignment or indirectly through participation agreements or certain derivative instruments. While many of these loans will be collateralized, the Fund can also invest in uncollateralized loans. Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The loans often pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates although the Fund can also invest in loans with fixed interest rates.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions

Purchased securities	$9,980,095
Sold securities	23,875,192

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

49 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment.

Information concerning securities not accruing interest at period end is as follows:

Cost	$146,450,873
Market Value	$54,157,041
Market Value as % of Net Assets	0.93%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. At period end, securities with an aggregate market value of $112,324,641, representing 1.94% of the Fund’s net assets, were subject to these forbearance agreements.

Concentration Risk. The Fund invests a large percentage of its total assets in obligations of issuers within its respective state and U.S. territories. Risks may arise from geographic concentration in any state, commonwealth or territory, such as Puerto Rico, the U.S. Virgin Islands, Guam or the Northern Mariana Islands. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory such as ongoing developments in Puerto Rico may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates

50 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

4. Market Risk Factors (Continued)

against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Total federal tax cost	$6,368,000,382[1]

Gross unrealized appreciation	$482,185,537
Gross unrealized depreciation	(1,268,312,307)

Net unrealized depreciation	$(786,126,770)

1. The Federal tax cost of securities does not include cost of $565,047,137, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions.

See the Inverse Floating Rate Securities note in Note 3.

51 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 4/30/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Multi-State Municipal Trust

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	6/16/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	6/16/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	6/16/2017